UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106
(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

COMMERCE CORE EQUITY FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Commercial Services – 7.9%
10,415	Moody’s Corp.	$ 745,297
15,170	Omnicom Group, Inc.	1,595,884
45,415	SEI Investments Co.	2,830,717
33,565	The Dun & Bradstreet Corp.*	2,853,025
45,725	The McGraw-Hill Cos., Inc.	3,067,233

		11,092,156

Communications – 4.4%
62,145	American Tower Corp.*	2,475,236
46,620	Crown Castle International Corp.*	1,639,159
52,850	Verizon Communications, Inc.	2,035,782

		6,150,177

Consumer Durables – 1.1%
65,585	Leggett & Platt, Inc.	1,589,780

Consumer Non-Durables – 5.5%
16,925	Kimberly-Clark Corp.	1,174,595
55,355	Procter & Gamble Co.	3,590,879
45,855	The Clorox Co.	2,999,834

		7,765,308

Consumer Services – 4.1%
36,885	CBS Corp. Class B	1,149,705
79,055	McDonald’s Corp.	3,506,089
46,351	News Corp.	1,077,661

		5,733,455

Distribution Services – 1.2%
30,865	McKesson Corp.	1,720,724

Electronic Technology – 5.9%
139,025	Cisco Systems, Inc.*	3,696,675
38,115	EMC Corp.*	533,229
72,660	National Semiconductor Corp.	1,680,626
27,275	QUALCOMM, Inc.	1,027,176
45,550	Texas Instruments, Inc.	1,420,704

		8,358,410

Energy Minerals – 8.7%
20,845	ChevronTexaco Corp.	1,519,184
47,910	ConocoPhillips	3,181,703
101,485	Exxon Mobil Corp.	7,520,038

		12,220,925

Finance – 21.9%
21,260	Assurant, Inc.	1,181,631
87,265	Bank of America Corp.	4,588,394
15,420	Capital One Financial Corp.	1,239,768
50,345	CIT Group, Inc.	2,968,341
42,080	Citigroup, Inc.	2,319,870
6,755	Franklin Resources, Inc.	804,588
30,565	J.P. Morgan Chase & Co.	1,556,676
40,335	Lehman Brothers Holdings, Inc.	3,317,151
13,070	Lincoln National Corp.	877,520
31,870	Merrill Lynch & Co., Inc.	2,981,757
23,515	Principal Financial Group, Inc.	1,448,759
65,705	U.S. Bancorp.	2,339,098
39,320	Wachovia Corp.	2,221,580
49,460	Wells Fargo & Co.	1,776,603
14,065	Zions Bancorp.	1,192,993

		30,814,729

Health Services – 1.5%
47,200	IMS Health, Inc.	1,362,192

Shares	Description	Value
Common Stocks – (continued)
Health Services – (continued)
13,525	Quest Diagnostics, Inc.	$ 709,792

		2,071,984

Health Technology – 9.6%
15,060	Abbott Laboratories	798,180
19,190	DENTSPLY International, Inc.	591,820
66,435	Eli Lilly & Co.	3,595,462
31,885	Johnson & Johnson	2,129,918
32,275	Merck & Co., Inc.	1,444,306
64,240	Pfizer, Inc.	1,685,658
28,125	Sepracor, Inc.*	1,604,813
25,360	Stryker Corp.	1,570,798

		13,420,955

Non-Energy Minerals – 0.7%
15,215	Nucor Corp.	981,976

Producer Manufacturing – 7.9%
21,720	Caterpillar, Inc.	1,391,600
41,135	Danaher Corp.	3,046,458
129,100	General Electric Co.	4,654,055
28,660	Ingersoll-Rand Co.	1,228,941
10,760	United Technologies Corp.	731,895

		11,052,949

Retail Trade – 7.6%
74,550	CVS Corp.	2,508,608
16,930	J.C. Penney Co., Inc.	1,375,393
30,195	Kohl’s Corp.*	2,141,127
121,915	Liberty Media Corp. Interactive*	2,971,069
35,610	Wal-Mart Stores, Inc.	1,698,241

		10,694,438

Technology Services – 9.4%
48,575	BEA Systems, Inc.*	598,930
2,135	Google, Inc.*	1,070,276
60,470	Intuit, Inc.*	1,901,782
165,075	Microsoft Corp.	5,094,214
263,190	Oracle Corp.*	4,516,340

		13,181,542

Transportation – 1.1%
14,285	FedEx Corp.	1,577,064

TOTAL COMMON STOCKS		$138,426,572

Exchange Traded Fund – 1.1%
10,500	SPDR Trust Series 1	$ 1,509,900

TOTAL INVESTMENTS – 99.6%		$139,936,472
Other assets in excess of liabilities – 0.4%		612,837

Net Assets – 100.0%		$140,549,309

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

COMMERCE CORE EQUITY FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$111,527,645
Gross unrealized gain	29,809,239
Gross unrealized loss	(1,400,412)
Net unrealized security gain	$28,408,827

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Commercial Services – 5.0%
50,200	Moody’s Corp.	$ 3,592,312
24,700	Robert Half International, Inc.	1,005,290
25,500	SEI Investments Co.	1,589,415
57,300	The McGraw-Hill Cos., Inc.	3,843,684

		10,030,701

Communications – 3.1%
62,200	American Tower Corp.*	2,477,426
106,600	Crown Castle International Corp.*	3,748,056

		6,225,482

Consumer Durables – 0.9%
19,800	Black & Decker Corp.	1,728,144

Consumer Non-Durables – 2.8%
48,600	PepsiCo, Inc.	3,170,664
38,200	Procter & Gamble Co.	2,478,034

		5,648,698

Consumer Services – 4.2%
49,600	Choice Hotels International, Inc.	2,097,584
36,200	eBay, Inc.*	1,172,518
77,100	EchoStar Communications Corp.*	3,110,214
60,800	Starbucks Corp.*	2,124,352

		8,504,668

Distribution Services – 1.9%
8,400	McKesson Corp.	468,300
42,600	W.W. Grainger, Inc.	3,307,890

		3,776,190

Electronic Technology – 15.5%
9,400	Apple Computer, Inc.*	805,862
50,100	Applied Materials, Inc.	888,273
62,500	Boeing Co.	5,597,500
278,300	Cisco Systems, Inc.*	7,399,997
44,200	Intel Corp.	926,432
39,800	L-3 Communications Holdings, Inc.	3,277,132
58,300	Microchip Technology, Inc.	2,026,508
103,400	Motorola, Inc.	2,052,490
28,000	National Semiconductor Corp.	647,640
46,000	NVIDIA Corp.*	1,409,900
45,100	QUALCOMM, Inc.	1,698,466
26,600	Rockwell Collins, Inc.	1,814,386
78,300	Texas Instruments, Inc.	2,442,177

		30,986,763

Finance – 10.8%
84,400	American Express Co.	4,913,768
13,860	Ameriprise Financial, Inc.	817,186
30,600	Franklin Resources, Inc.	3,644,766
38,600	Mellon Financial Corp.	1,649,764
36,400	Merrill Lynch & Co., Inc.	3,405,584
103,000	Synovus Financial Corp.	3,288,790
39,200	U.S. Bancorp.	1,395,520
71,100	Wells Fargo & Co.	2,553,912

		21,669,290

Health Services – 3.8%
51,500	IMS Health, Inc.	1,486,290
41,000	Quest Diagnostics, Inc.	2,151,680
50,200	WellPoint, Inc.*	3,934,676

		7,572,646

Health Technology – 14.0%
7,300	Allergan, Inc.	851,983

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
29,000	Applera Corp - Applied Biosystems Group	$ 1,008,040
52,000	Becton, Dickinson & Co.	4,000,880
35,700	Biotech HOLDRs Trust	6,813,345
6,200	C. R. Bard, Inc.	511,624
77,200	Eli Lilly & Co.	4,178,064
85,200	Johnson & Johnson	5,691,360
74,600	Merck & Co., Inc.	3,338,350
13,300	Stryker Corp.	823,802
19,000	Wyeth	938,790

		28,156,238

Industrial Services – 1.9%
102,700	Waste Management, Inc.	3,900,546

Process Industries – 1.9%
86,200	Ecolab, Inc.	3,784,180

Producer Manufacturing – 8.2%
68,200	Caterpillar, Inc.	4,369,574
25,900	Danaher Corp.	1,918,154
143,800	General Electric Co.	5,183,990
63,100	Illinois Tool Works, Inc.	3,217,469
24,200	United Technologies Corp.	1,646,084

		16,335,271

Retail Trade – 7.5%
37,800	J.C. Penney Co., Inc.	3,070,872
46,600	Kohl’s Corp.*	3,304,406
150,100	Liberty Media Corp. Interactive*	3,657,937
62,200	Nordstrom, Inc.	3,465,162
19,600	Office Depot, Inc.*	732,844
18,300	Wal-Mart Stores, Inc.	872,727

		15,103,948

Technology Services – 16.0%
12,700	Akamai Technologies, Inc.*	713,486
68,900	Fair Isaac Corp.	2,743,598
6,700	Google, Inc.*	3,358,710
32,700	International Business Machines Corp.	3,242,205
36,300	Intuit, Inc.*	1,141,635
345,500	Microsoft Corp.	10,662,130
292,800	Oracle Corp.*	5,024,448
33,100	Salesforce.com, Inc.*	1,450,773
122,500	VeriSign, Inc.*	2,927,750
26,900	Yahoo!, Inc.*	761,539

		32,026,274

TOTAL COMMON STOCKS		$195,449,039

Exchange Traded Fund – 0.9%
33,100	iShares Russell 1000 Growth Index Fund	$1,870,481

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.4%
State Street Bank & Trust Co.
$2,775,000	4.750%	02/01/07	$ 2,775,000
Maturity Value: $2,775,366

TOTAL INVESTMENTS – 99.8%			$200,094,520
Other assets in excess of liabilities – 0.2%			306,690

Net Assets – 100.0%			$200,401,210

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on January 31, 2007. This agreement was fully collateralized by $2,260,000 U.S. Treasury Bond, 7.13%, due 02/15/2023 with a market value of 2,836,714.

Investment Abbreviation:
HOLDRs—Holding Company Depositary Receipts

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$167,273,334
Gross unrealized gain	35,254,418
Gross unrealized loss	(2,433,232)
Net unrealized security gain	$32,821,186

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 95.1%
Communications – 6.4%
13,700	American Tower Corp.*	$ 545,671
97,950	AT&T, Inc.	3,685,873
13,900	CenturyTel, Inc.	623,276
30,750	Crown Castle International Corp.*	1,081,170
62,450	Verizon Communications, Inc.	2,405,574

		8,341,564

Consumer Durables – 0.8%
12,500	Eastman Kodak Co.	323,250
17,600	Mattel, Inc.	428,736
3,850	Ryland Group, Inc.	216,293

		968,279

Consumer Non-Durables – 6.5%
27,675	Altria Group, Inc.	2,418,518
13,500	ConAgra Foods, Inc.	347,085
23,075	General Mills, Inc.	1,320,813
8,100	Hormel Foods Corp.	306,990
29,250	Procter & Gamble Co.	1,897,448
32,300	The Clorox Co.	2,113,066

		8,403,920

Consumer Services – 3.5%
70,025	CBS Corp. Class B	2,182,679
17,800	Comcast Corp.*	788,896
92,400	The ServiceMaster Co.	1,205,820
9,500	The Walt Disney Co.	334,115

		4,511,510

Electronic Technology – 4.8%
36,500	Avaya, Inc.*	468,295
14,250	General Dynamics Corp.	1,113,637
58,425	Hewlett-Packard Co.	2,528,634
7,800	Lockheed Martin Corp.	758,082
56,375	Motorola, Inc.	1,119,044
17,600	Tellabs, Inc.*	177,232

		6,164,924

Energy Minerals – 13.8%
56,800	ChevronTexaco Corp.	4,139,584
28,900	ConocoPhillips	1,919,249
130,175	Exxon Mobil Corp.	9,645,967
5,150	Marathon Oil Corp.	465,251
16,500	Occidental Petroleum Corp.	764,940
17,150	Spectra Energy Corp.*	447,958
7,900	Valero Energy Corp.	428,812

		17,811,761

Finance – 35.9%
15,375	AMBAC Financial Group, Inc.	1,354,537
7,600	American International Group, Inc.	520,220
23,800	Assurant, Inc.	1,322,804
117,875	Bank of America Corp.	6,197,867
21,050	CIT Group, Inc.	1,241,108
56,375	Citigroup, Inc.	3,107,954
8,400	Comerica, Inc.	498,120
4,250	Franklin Resources, Inc.	506,217
43,150	J.P. Morgan Chase & Co.	2,197,629
19,050	Lehman Brothers Holdings, Inc.	1,566,672
15,375	Lincoln National Corp.	1,032,277
7,950	Loews Corp.	345,507
6,300	M&T Bank Corp.	764,253
18,900	Marshall & Ilsley Corp.	889,434
51,250	Mellon Financial Corp.	2,190,425
17,075	Merrill Lynch & Co., Inc.	1,597,537
41,000	Morgan Stanley & Co., Inc.	3,394,390
16,910	PNC Financial Services Group, Inc.	1,247,451

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
15,375	Principal Financial Group, Inc.	$ 947,254
4,550	Prudential Financial, Inc.	405,542
24,600	Radian Group, Inc.	1,481,412
67,129	Regions Financial Corp.	2,434,098
11,475	The Bear Stearns Cos., Inc.	1,891,654
5,800	The Chubb Corp.	301,832
11,000	The Progressive Corp.	255,090
6,450	The St. Paul Travelers Cos., Inc.	327,983
15,900	Trustmark Corp.	468,414
62,375	U.S. Bancorp.	2,220,550
10,450	Wachovia Corp.	590,425
80,500	Wells Fargo & Co.	2,891,560
27,675	Zions Bancorp.	2,347,393

		46,537,609

Health Services – 2.0%
42,650	IMS Health, Inc.	1,230,879
17,125	WellPoint, Inc.*	1,342,258

		2,573,137

Health Technology – 6.1%
11,500	Abbott Laboratories	609,500
12,550	Biogen Idec, Inc.*	606,667
8,000	Eli Lilly & Co.	432,960
34,650	Merck & Co., Inc.	1,550,587
168,400	Pfizer, Inc.	4,418,816
7,000	Thermo Fisher Scientific, Inc.*	334,950

		7,953,480

Industrial Services – 0.8%
27,925	Waste Management, Inc.	1,060,592

Non-Energy Minerals – 0.6%
11,600	Nucor Corp.	748,664

Process Industries – 1.7%
30,125	International Paper Co.	1,015,213
12,500	Lyondell Chemical Co.	395,250
3,600	Praxair, Inc.	227,016
11,900	The Dow Chemical Co.	494,326

		2,131,805

Producer Manufacturing – 4.3%
7,150	Eaton Corp.	560,202
97,875	General Electric Co.	3,528,394
7,250	Honeywell International, Inc.	331,253
17,850	Masco Corp.	571,021
7,500	Parker Hannifin Corp.	620,700

		5,611,570

Retail Trade – 1.8%
8,900	AutoNation, Inc.*	199,805
12,650	Claire’s Stores, Inc.	435,160
7,700	J.C. Penney Co., Inc.	625,548
44,600	Liberty Media Corp. Interactive*	1,086,902

		2,347,415

Technology Services – 2.2%
42,700	BEA Systems, Inc.*	526,491
43,550	BMC Software, Inc.*	1,497,685
12,300	Electronic Data Systems Corp.	323,613
12,000	Fair Isaac Corp.	477,840

		2,825,629

Utilities – 3.9%
12,000	DTE Energy Co.	556,440

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
34,300	Duke Energy Corp.	$ 675,367
36,900	Edison International	1,659,762
10,200	FirstEnergy Corp.	605,166
9,000	PG&E Corp.	420,120
31,150	The Southern Co.	1,137,909

		5,054,764

TOTAL COMMON STOCKS		$123,046,623

Exchange Traded Fund – 2.9%
45,000	iShares Russell 1000 Value Index Fund	$ 3,766,500

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 2.8%
State Street Bank & Trust Co.
$3,644,000	4.750%	02/01/07	$ 3,644,000
Maturity Value: $3,644,481

TOTAL INVESTMENTS – 100.8%			$130,457,123
Liabilities in excess of other assets – (0.8)%			(975,934)

Net Assets – 100.0%			$129,481,189

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on January 31, 2007. This agreement was fully collateralized by $2,965,000 U.S. Treasury, 7.13%, due 02/15/23 with a market value of $3,721,618.

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$104,310,284
Gross unrealized gain	26,494,817
Gross unrealized loss	(347,978)
Net unrealized security gain	$26,146,839

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Commercial Services – 11.9%
15,870	Corporate Executive Board Co.	$ 1,439,885
28,940	Equifax, Inc.	1,201,878
33,685	Harte-Hanks, Inc.	913,200
45,498	Moody’s Corp.	3,255,837
15,420	Robert Half International, Inc.	627,594
37,400	SEI Investments Co.	2,331,142
27,000	The Dun & Bradstreet Corp.*	2,295,000

		12,064,536

Communications – 4.6%
61,800	American Tower Corp.*	2,461,494
60,700	Crown Castle International Corp.*	2,134,212

		4,595,706

Consumer Durables – 0.7%
30,700	Mattel, Inc.	747,852

Consumer Non-Durables – 0.5%
12,080	Church & Dwight Co., Inc.	547,345

Consumer Services – 5.9%
37,410	Choice Hotels International, Inc.	1,582,069
60,000	EchoStar Communications Corp.*	2,420,400
148,465	The ServiceMaster Co.	1,937,468

		5,939,937

Electronic Technology – 14.0%
8,100	Advanced Micro Devices, Inc.*	125,955
9,615	Alliant Techsystems, Inc.*	778,815
23,400	Altera Corp.*	469,170
35,200	Avaya, Inc.*	451,616
15,090	Harris Corp.	766,874
13,446	L-3 Communications Holdings, Inc.	1,107,144
27,410	Linear Technology Corp.	848,339
19,500	MEMC Electronic Materials, Inc.*	1,021,800
59,790	Microchip Technology, Inc.	2,078,300
71,055	National Semiconductor Corp.	1,643,502
52,100	NVIDIA Corp.*	1,596,865
25,665	Rockwell Collins, Inc.	1,750,610
60,300	Xilinx, Inc.	1,465,290

		14,104,280

Finance – 11.7%
23,400	AMBAC Financial Group, Inc.	2,061,540
35,300	CB Richard Ellis Group, Inc.*	1,327,633
66,195	Eaton Vance Corp.	2,270,488
24,628	Federated Investors, Inc., Class B	869,615
61,330	Mellon Financial Corp.	2,621,244
25,500	Northern Trust Corp.	1,549,125
24,200	T. Rowe Price Group, Inc.	1,161,358

		11,861,003

Health Services – 9.0%
10,780	Cerner Corp.*	484,345
9,465	Coventry Health Care, Inc.*	487,921
10,000	Express Scripts, Inc.*	695,200
5,980	Humana, Inc.*	331,890
86,240	IMS Health, Inc.	2,488,886
6,200	Laboratory Corporation of America Holdings*	455,328
7,620	Quest Diagnostics, Inc.	399,898
26,346	Stericycle, Inc.*	2,028,642
15,600	WellCare Health Plans, Inc.*	1,208,688
5,789	WellPoint, Inc.*	453,742

		9,034,540

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 8.9%
8,070	Allergan, Inc.	$ 941,850
16,000	Applera Corp-Applied Biosystems Group	556,160
8,980	C. R. Bard, Inc.	741,029
12,800	Cephalon, Inc.*	926,848
35,800	DENTSPLY International, Inc.	1,104,072
12,720	IDEXX Laboratories, Inc.*	1,091,503
6,768	Invitrogen Corp.*	414,405
10,060	ResMed, Inc.*	528,955
10,700	Respironics, Inc.*	455,820
39,200	Sepracor, Inc.*	2,236,752

		8,997,394

Industrial Services – 0.9%
10,293	Jacobs Engineering Group, Inc.*	932,031

Process Industries – 3.7%
56,192	Ecolab, Inc.	2,466,829
14,515	Pactiv Corp.*	470,867
21,236	Sigma-Aldrich Corp.	805,906

		3,743,602

Producer Manufacturing – 4.1%
3,700	Cummins, Inc.	497,872
40,870	Graco, Inc.	1,666,270
7,178	ITT Industries, Inc.	428,168
18,300	Parker Hannifin Corp.	1,514,508

		4,106,818

Retail Trade – 7.9%
23,250	American Eagle Outfitters, Inc.	752,835
6,000	Bed Bath & Beyond, Inc.*	253,140
30,000	J.C. Penney Co., Inc.	2,437,200
83,800	Liberty Media Corp. Interactive*	2,042,206
26,360	Nordstrom, Inc.	1,468,516
19,900	Office Depot, Inc.*	744,061
8,585	Williams-Sonoma, Inc.	300,475

		7,998,433

Technology Services – 13.8%
42,875	Adobe Systems, Inc.*	1,666,551
16,115	Akamai Technologies, Inc.*	905,341
42,600	Autodesk, Inc.*	1,862,472
150,140	BEA Systems, Inc.*	1,851,226
16,690	Fair Isaac Corp.	664,596
50,500	Intuit, Inc.*	1,588,225
47,160	Paychex, Inc.	1,886,872
26,860	Salesforce.com, Inc.*	1,177,274
95,855	VeriSign, Inc.*	2,290,934

		13,893,491

TOTAL COMMON STOCKS		$ 98,566,968

Exchange Traded Fund – 1.6%
15,160	iShares Russell Midcap Growth Index Fund	$ 1,619,088

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.8%
State Street Bank & Trust Co.
$ 780,000	4.750%	02/01/07	$ 780,000
Maturity Value: $780,103

TOTAL INVESTMENTS – 100.0%			$100,966,056
Other assets in excess of liabilities – 0.0%			49,065

Net Assets – 100.0%			$101,015,121

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on January 31, 2007. This agreement was fully collateralized by $635,000 U.S Treasury Note, 7.13%, due 02/15/23 with a market value of $797,041.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$83,573,057
Gross unrealized gain	18,299,923
Gross unrealized loss	(906,924)
Net unrealized security gain	$17,392,999

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Australian Dollar – 3.4%
28,000	Coles Myer Ltd. (Food & Staples Retailing)	$ 309,409
90,700	Macquarie Airports (Transportation Infrastructure)	250,037
10,470	Macquarie Bank Ltd. (Capital Markets)	658,487
77,700	Macquarie Infrastructure Group (Transportation Infrastructure)	220,837
11,400	National Australia Bank Ltd. (Commercial Banks)	357,825
36,722	QBE Insurance Group Ltd. (Insurance)	878,307
24,300	Zinifex Ltd. (Metals & Mining)	309,471

		2,984,373

Brazilian Real – 1.5%
20,200	Cia Vale do Rio Doce ADR (Metals & Mining)	685,386
10,200	Gerdau SA (Metals & Mining)	172,380
3,200	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	314,496
2,000	Unibanco-Uniao de Bancos Brasileiros SA ADR* (Commercial Banks)	189,660

		1,361,922

Britain Pound Sterling – 16.8%
10,719	3i Group PLC (Capital Markets)	222,179
9,700	AstraZeneca PLC (Pharmaceuticals)	541,235
51,124	Aviva PLC (Insurance)	824,639
76,700	BAE Systems PLC (Aerospace & Defense)	629,517
62,861	Barclays PLC (Commercial Banks)	913,921
16,200	BP PLC (Oil, Gas & Consumable Fuels)	170,121
22,900	British Energy Group PLC* (Electric Utilities)	196,726
35,878	Capita Group PLC (Commercial Services & Supplies)	446,903
20,000	Enterprise Inns PLC (Hotels Restaurants & Leisure)	252,660
97,920	Friends Provident PLC (Insurance)	417,472
40,100	HBOS PLC (Commercial Banks)	875,295
53,064	International Power PLC (Independent Power Producers)	375,578
80,000	J Sainsbury PLC (Food & Staples Retailing)	681,750
103,616	Man Group PLC (Capital Markets)	1,088,613
14,959	Marks & Spencer Group PLC (Multiline Retail)	198,676
10,580	Punch Taverns PLC (Hotels Restaurant & Leisure)	238,421
10,119	Reckitt Benckiser PLC (Household Products)	486,880
8,432	Rio Tinto PLC (Metals & Mining)	449,776
28,063	Royal Bank of Scotland Group PLC (Commercial Banks)	1,127,518
10,940	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	368,404
17,500	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	592,340
18,610	Standard Chartered PLC (Commercial Banks)	533,820
42,742	Tesco PLC (Food & Staples Retailing)	351,016
303,100	Vodafone Group PLC (Wireless Telecommunication Services)	881,340

Shares	Description	Value
Common Stocks – (continued)
Britain Pound Sterling – (continued)
40,167	Xstrata PLC (Metals & Mining)	$ 1,871,888

		14,736,688

Canadian Dollar – 1.4%
6,010	Nexen, Inc. (Oil, Gas & Consumable Fuels)	362,857
6,600	Teck Cominco Ltd. (Metals & Mining)	486,588
7,383	Telus Corp. (Diversified Telecommunication)	340,918

		1,190,363

Euro – 31.1%
Austria – 0.6%
3,300	OMV AG (Oil, Gas & Consumable Fuels)	176,644
5,600	Voestalpine AG (Metals & Mining)	324,065

		500,709

Belgium – 0.6%
10,300	Fortis (Diversified Financial Services)	432,537
1,100	KBC Groep NV (Commercial Banks)	138,709

		571,246

France – 11.6%
8,900	Air France-KLM (Airlines)	400,425
14,428	BNP Paribas SA (Commercial Banks)	1,608,744
12,111	Cap Gemini SA (IT Services)	768,723
2,400	Compagnie Generale des Etablissements Michelin Class B (Auto Components)	219,588
17,237	Credit Agricole SA (Commercial Banks)	738,227
3,861	Essilor International SA (Heatlh Care Equipment & Supplies)	433,024
12,140	European Aeronautic Defence and Space Co. (Aerospace & Defense)	402,845
2,578	Groupe Danone (Food Products)	397,156
9,200	Renault SA (Automobiles)	1,138,528
7,700	Sanofi-Aventis (Pharmaceuticals)	676,914
4,515	Societe Generale (Commercial Banks)	797,366
14,557	Societe Television Francaise 1 (Media)	493,105
14,400	Total SA (Oil, Gas & Consumable Fuels)	972,194
7,913	Vinci SA (Construction & Engineering)	1,087,033

		10,133,872

Germany – 6.2%
1,300	Allianz AG (Insurance)	259,236
5,700	BASF AG (Chemicals)	549,233
13,216	Bayer AG (Chemicals)	778,573
1,800	Continental AG (Auto Components)	217,852
22,400	Deutsche Lufthansa AG (Airlines)	626,525
8,200	Deutsche Telekom AG (Diversified Telecommunication)	144,281
6,506	E.ON AG (Electric Utilities)	883,912
3,490	Merck KGaA (Pharmaceuticals)	406,926
4,600	MunichRe AG (Insurance)	725,444
7,911	RWE AG (Multi-Utilities)	824,864

		5,416,846

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Euro – (continued)
Greece – 0.1%
2,633	OPAP SA (Hotels Restaurants & Leisure)	$ 98,285

Ireland – 2.0%
43,317	Anglo Irish Bank Corp. PLC (Commercial Banks)	875,651
12,028	Anglo Irish Bank Corp. PLC (Commercial Banks)	243,616
7,465	C&C Group PLC (Beverages)	109,943
14,660	CRH PLC (Construction Materials)	578,372

		1,807,582

Italy – 3.6%
12,000	Buzzi Unicem SPA (Construction Materials)	339,705
41,908	ENI SPA (Oil, Gas & Consumable Fuels)	1,349,133
10,433	Fiat SPA* (Automobiles)	226,132
5,500	Fondiaria-Sai SpA (Insurance)	248,959
107,865	UniCredito Italiano SpA (Commercial Banks)	998,159

		3,162,088

Netherlands – 3.0%
5,668	ABN AMRO Holding NV (Commercial Banks)	180,991
13,200	Buhrmann NV (Commercial Services & Supplies)	197,677
29,323	ING Groep NV (Diversified Financial Services)	1,282,218
13,871	Mittal Steel Co. NV (Metals & Mining)	644,742
11,256	Wolters Kluwer NV (Media)	337,568

		2,643,196

Spain – 2.9%
45,731	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	1,135,446
6,195	Industria de Diseno Textil SA (Specialty Retail)	350,987
18,000	Repsol YPF SA (Oil, Gas & Consumable Fuels)	589,792
20,185	Telefonica SA (Diversified Telecommunication Services)	440,661

		2,516,886

Sweden – 0.5%
2,790	Atlas Copco AB (Machinery)	95,343
17,200	Electrolux AB Series B* (Household Durables)	325,441

		420,784

Total Euro		27,271,494

Hong Kong Dollar – 2.9%
352,000	China Construction Bank Class H (Commercial Banks)	206,487
26,000	China Mobile Ltd. (Wireless Telecommunication Services)	238,269
60,000	China Netcom Group Corp. Ltd. (Diversified Telecommunication)	149,855

Shares	Description	Value
Common Stocks – (continued)
Hong Kong Dollar – (continued)
192,000	China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	$ 160,583
193,500	China Shenhua Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	472,873
52,500	Esprit Holdings Ltd. (Specialty Retail)	532,562
152,000	Li & Fung Ltd. (Distributors)	474,054
121,900	Sino Land Co. Ltd. (Real Estate Management & Development)	273,541

		2,508,224

Indian Rupee – 0.7%
8,539	Infosys Technologies Ltd. (IT Services)	433,892
2,330	State Bank of India Ltd. GDR (Commercial Banks)	151,217

		585,109

Israeli Shekel – 0.3%
25,800	Bank Leumi Le-Israel (Commercial Banks)	101,166
21,300	United Mizrahi Bank Ltd. (Commercial Banks)	145,547

		246,713

Japanese Yen – 22.2%
28,600	Canon, Inc. (Office Electronics)	1,504,889
20,000	Cosmo Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	80,709
14,700	DAIICHI SANKYO Co. Ltd. (Pharmaceuticals)	409,281
30,000	Daiwa House Industry Co. Ltd. (Household Durables)	507,126
13,100	Denso Corp. (Auto Components)	525,389
11	East Japan Railway Co. (Road & Rail)	76,293
14,300	Edion Corp. (Specialty Retail)	201,205
18,400	Honda Motor Co. Ltd. (Automobiles)	724,229
13,600	Hoya Corp. (Electronic Equipment & Instruments)	493,603
195	Japan Tobacco, Inc. (Tobacco)	937,189
18,900	JFE Holdings, Inc. (Metals & Mining)	1,047,738
1,000	LEOPALACE21 Corp. (Real Estate Management & Development)	31,820
17,200	Mitsubishi Corp. (Trading Companies & Distribution)	347,763
67	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	810,573
65,000	Mitsui & Co. Ltd. (Trading Companies & Distribution)	1,038,449
58,000	Mitsui Chemicals, Inc. (Chemicals)	468,595
64,000	Mitsui OSK Lines Ltd. (Marine)	666,092
34,000	NGK Insulators Ltd. (Machinery)	514,733
42,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	301,740
98	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication)	488,863
18,900	Nissan Motor Co. Ltd. (Automobiles)	236,172
16,200	Nitto Denko Corp. (Chemicals)	793,354
50,200	Nomura Holdings, Inc. (Capital Markets)	1,021,221
5,730	ORIX Corp. (Consumer Finance)	1,642,841
27,000	Sharp Corp. (Household Durables)	459,770
2,200	Sony Corp. (Household Durables)	101,177
50,000	Sumitomo Heavy Industries Ltd. (Machinery)	519,556

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japanese Yen – (continued)
72	Sumitomo Mitsui Financial Group (Commercial Banks)	$ 733,841
15,600	Tokyo Electric Power Co. Inc. (Electric Utilities)	531,289
33,700	Toyota Motor Corp. (Automobiles)	2,220,045

		19,435,545

Korean Won – 1.1%
2,000	Honam Petrochemical Corp.* (Chemicals)	161,657
1,150	Hyundai Mobis* (Auto Components)	93,197
6,380	Industrial Bank of Korea* (Commercial Banks)	117,571
1,900	Kookmin Bank* (Commercial Banks)	151,152
811	POSCO (Metals & Mining)	283,829
245	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor)	150,669

		958,075

Mexican Peso – 1.3%
16,900	America Movil SA de CV (Wireless Telecommunication Services)	749,684
13,400	Grupo Televisa SA (Media)	394,764

		1,144,448

Philippine Peso – 0.2%
3,000	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	161,350

Russian Rouble – 0.6%
3,262	LUKOIL ADR (Oil, Gas & Consumable Fuels)	258,024
1,634	Mining and Metallurgical Co. Norilsk Nickel ADR (Metals & Mining)	276,146

		534,170

South African Rand – 0.4%
55,980	Sanlam Ltd. (Insurance)	144,562
5,900	Standard Bank Group Ltd. (Commercial Banks)	80,878
3,744	Tiger Brands Ltd. (Food Products)	89,323

		314,763

Swiss Franc – 11.8%
55,060	ABB Ltd. (Electrical Equipment)	974,004
3,300	Alcon, Inc. (Heatlh Care Equipment & Supplies)	388,608
41,655	Credit Suisse Group (Capital Markets)	2,942,461
3,279	Nestle AG (Food Products)	1,202,946
1,409	Nobel Biocare Holding AG (Heatlh Care Equipment & Supplies)	466,495
11,955	Novartis AG (Pharmaceuticals)	687,798
8,112	Roche Holding AG (Pharmaceuticals)	1,524,363
7,498	Swiss Re (Insurance)	623,402
24,049	UBS AG (Capital Markets)	1,504,452

		10,314,529

Taiwan Dollar – 1.1%
94,000	AU Optronics Corp. (Electronic Equipment & Instruments)	124,755
129,000	China Steel Corp. (Metals & Mining)	133,204

Shares	Description	Value
Common Stocks – (continued)
Taiwan Dollar – (continued)
28,800	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment & Instruments)	$ 196,799
124,425	Quanta Computer, Inc. (Computers & Peripherals)	210,102
107,118	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor)	219,265
200,000	United Microelectronics Corp. (Semiconductors & Semiconductor)	125,429

		1,009,554

TOTAL COMMON STOCKS		$84,757,320

Preferred Stock – 0.3%
Brazilian Real – 0.3%
4,800	Cia de Bebidas das Americas ADR (Beverages)	$248,304

Units	Description	Expiration Date	Value
Rights* – 0.0%
Euro – 0.0%
Germany – 0.0%
3,490	Merck KgaA (Pharmaceuticals)	02/06/07	$7,187

Warrants*(a) – 0.2%
Taiwan Dollar – 0.2%
16,079	Foxconn Technology Co. Ltd. (Computers & Peripherals)	08/22/08	$190,858

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(b) – 1.4%
State Street Bank & Trust Co.
$1,212,000	4.750	02/01/07	$ 1,212,000
Maturity Value: $1,212,160

TOTAL INVESTMENTS – 98.7%			$86,415,669
Other assets in excess of liabilities – 1.3%			1,156,787

Net Assets – 100.0%			$87,572,456

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

(a)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $190,858, which represents approximately 0.2% of net assets as of January 31, 2007.
(b)	Repurchase agreement was entered into on January 31, 2007. This agreement was fully collateralized by $985,000 U.S. Treasury Bond, 7.13%, due 2/15/2023 with a market value of $1,236,355.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open:

Type	Number of Contracts Long	Settlement Month	Market Value	Unrealized Gain
Dow Jones Euro Stoxx 50 Index	8	March 2007	335,440 EUR	$4,796

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$70,759,741
Gross unrealized gain	16,781,044
Gross unrealized loss	(1,125,116)
Net unrealized security gain	$15,655,928

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE ASSET ALLOCATION FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 90.3%
Equity – 54.9%
132,599	Commerce Growth Fund – 19.7%(a)	$ 3,531,116
59,178	Commerce International Equity Fund – 9.2%(a)	1,645,141
25,203	Commerce MidCap Growth Fund – 5.0%(a)	893,713
100,039	Commerce Value Fund – 15.9%(a)	2,851,100
35,516	T. Rowe Price Mid-Cap Value Fund – 5.1%	918,796

		9,839,866

Fixed Income(a) – 35.4%
349,873	Commerce Bond Fund – 35.4%	6,346,689

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)		$16,186,555

Exchange Traded Funds – 9.8%
1,700	iShares Dow Jones US Real Estate Index Fund – 0.9%	$ 155,380
6,920	iShares Lehman US Treasury Inflation Protected Securities Fund – 3.8%	685,288
1,608	iShares MSCI Emerging Markets Index – 1.0%	183,794
5,520	iShares Russell 2000 Growth Index Fund – 2.5%	442,814
3,520	iShares Russell 2000 Value Index Fund – 1.6%	285,824

TOTAL EXCHANGE TRADED FUNDS		$ 1,753,100

TOTAL INVESTMENTS – 100.1%		$17,939,655
Liabilities in excess of other assets – (0.1)%		(25,860)

Net Assets – 100.0%		$17,913,795

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated issuer.

COMMERCE ASSET ALLOCATION FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$16,646,589
Gross unrealized gain	1,298,692
Gross unrealized loss	(5,626)
Net unrealized security gain	$1,293,066

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 12.7%
Auto – 1.3%
Distribution Financial Services Trust Series 1999-3, Class A6
$ 2,033,726	6.88%	11/15/2016	$ 2,034,095
Hertz Vehicle Financing LLC Series 2005-1A, Class A5(a)
4,770,000	5.08	11/25/2011	4,715,840

			6,749,935

Commercial – 3.0%
Asset Securitization Corp. Series 1995-MD4, Class A1
126,164	7.10	08/13/2029	126,646
Asset Securitization Corp. Series 1997-D4, Class AIE
4,100,000	7.53	04/14/2029	4,112,024
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,394,565	6.21	10/15/2035	6,445,031
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.46	03/15/2031	5,748,215

			16,431,916

Credit Card – 1.6%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.97	10/15/2013	4,953,847
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.90	12/12/2016	3,497,190

			8,451,037

Equipment – 0.6%
CIT Equipment Collateral, Series 2005-VT1, Class A4
3,150,000	4.36	11/20/2012	3,112,978

Home Equity – 1.7%
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
512,695	8.18	12/25/2029	511,132
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
2,322,401	3.75	09/25/2033	2,159,638
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
3,328,663	8.35	03/25/2025	3,315,152
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7(b)
3,162,646	8.48	09/25/2030	3,150,713

			9,136,635

Manufactured Housing – 3.3%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
58,710	7.60	03/15/2027	58,748
Green Tree Financial Corp. Series 1993-4, Class A5
5,329,579	7.05	01/15/2019	5,390,724
Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.65	09/15/2026	2,065,747
Green Tree Financial Corp. Series 1996-4, Class A7
2,738,395	7.90	06/15/2027	2,871,122
Green Tree Financial Corp. Series 1997-3, Class A6
162,211	7.32	03/15/2028	169,964
Green Tree Financial Corp. Series 1998-3, Class A5
1,291,463	6.22	03/01/2030	1,293,292
Green Tree Financial Corp. Series 1998-3, Class A6
889,044	6.76	03/01/2030	908,876

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1999-1, Class M2
$ 1,500,000	7.34%	11/01/2028	$ 266,421
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
4,205,000	7.65	04/15/2027	4,211,500
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
563,505	7.13	05/15/2027	564,946

			17,801,340

Student Loans – 1.2%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005 Class A-5 (Guaranteed Student Loans)(c)
3,570,000	4.91	12/15/2008	3,547,259
Northstar Education Finance, Inc. Series 2005-1, Class A5
3,000,000	4.74	10/28/2045	2,962,110

			6,509,369

TOTAL ASSET-BACKED SECURITIES			$ 68,193,210

Taxable Municipal Bond Obligations – 7.0%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$ 1,295,000	4.79%	04/01/2015	$1,231,053

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.68	10/01/2010	735,181
500,000	4.79	10/01/2011	486,355

			1,221,536

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.00	01/01/2013	2,979,441

Indiana – 1.0%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.50	07/15/2011	2,723,389
2,805,000	5.65	07/15/2013	2,830,498

			5,553,887

Massachusetts – 0.6%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
655,000	5.36	05/01/2011	654,450
2,485,000	5.43	05/01/2012	2,488,131

			3,142,581

Missouri – 0.3%
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.02	12/15/2012	1,530,453

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.20	03/01/2014	982,570

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
New York – 0.7%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
$ 3,925,000	5.22%	09/15/2015	$ 3,871,306

Ohio – 0.9%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
1,555,000	4.38	08/15/2007	1,546,836
3,140,000	4.60	02/15/2009	3,094,659

			4,641,495

Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.16	07/01/2013	1,980,580

Oregon – 1.0%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.17	06/15/2011	761,866
Oregon School Boards Association GO Bonds Taxable Pension Series 2005 (AMBAC)
5,000,000	4.36	06/30/2013	4,736,450

			5,498,316

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.96	07/15/2014	686,393
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.81	05/15/2016	2,188,747

			2,875,140

Washington – 0.4%
Energy Northwest Washington RB Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.49	07/01/2011	2,254,326

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$ 37,762,684

CMOs – 15.7%
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
$ 5,000,000	4.11%	06/25/2034	$ 4,870,727
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
2,744,743	5.25	09/25/2019	2,655,929
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
2,905,909	4.75	12/25/2018	2,863,349
FHLMC PAC Series 2110, Class PG
4,500,000	6.00	01/15/2029	4,542,707
FHLMC PAC Series 2633, Class PC
6,000,000	4.50	07/15/2015	5,881,276
FHLMC PAC Series 2760, Class EC
4,050,000	4.50	04/15/2017	3,887,119
FHLMC REMIC PAC Series 1579, Class PM
1,067,556	6.70	09/15/2023	1,084,037

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
FHLMC REMIC Series 2890, Class KB
$ 3,115,000	4.50%	02/15/2019	$ 2,914,182
FHLMC REMIC TAC Series 2658, Class A
2,370,492	4.50	08/15/2018	2,265,285
FHLMC Series 2391, Class Z
5,422,378	6.00	12/15/2031	5,398,464
FHLMC Series 2508, Class OY
1,485,000	4.50	10/15/2017	1,409,128
FHLMC Series 2524, Class WC
1,950,000	6.00	11/15/2028	1,959,238
FHLMC Series 2603, Class C
2,620,000	5.50	04/15/2023	2,582,912
FHLMC Series 2672, Class NH
3,400,000	4.00	09/15/2018	3,073,510
FHLMC Series 2677, Class BC
800,000	4.00	09/15/2018	721,139
FHLMC Series 2742, Class K
4,915,000	4.00	01/15/2019	4,436,697
FHLMC Series T-58, Class 1A3
1,799,531	4.39	11/25/2038	1,779,606
FNMA FNIC PAC Series 2001-45, Class WG
2,115,342	6.50	09/25/2031	2,157,117
FNMA PAC Series 2003-117, Class KB
3,000,000	6.00	12/25/2033	3,004,255
FNMA REMIC PAC Series 2003-14, Class AP
750,593	4.00	03/25/2033	714,349
FNMA REMIC PAC Series 2003-16, Class PN
3,735,000	4.50	10/25/2015	3,660,373
FNMA Series 2002-73, Class OE
3,404,000	5.00	11/25/2017	3,290,910
FNMA Series 2002-82, Class XE
2,660,000	5.00	12/25/2017	2,570,083
GNMA Series 1998-12, Class EB
1,442,988	6.50	05/20/2028	1,436,293
Impac Secured Assets Corp. Series 2004-2, Class A6
2,000,000	5.74	08/25/2034	1,985,144
Master Asset Securitization Trust Series 2004-3, Class 5A1
643,088	6.25	01/25/2032	642,396
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,533,069	6.00	05/25/2033	3,520,977
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,789,037	5.00	05/25/2018	1,749,806
Small Business Administration Series 2006-P10B, Class 1
4,983,083	5.68	08/10/2016	5,028,351
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
2,470,811	5.00	06/25/2018	2,399,775

TOTAL CMOs			$ 84,485,134

Commercial Mortgages – 3.9%
FNMA Series 2000-M2, Class C(b)
$ 4,178,225	7.18%	07/17/2022	$ 4,246,702
GNMA Series 2001-12, Class B(b)
310,089	6.23	06/16/2021	312,166

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Mortgages – (continued)
GNMA Series 2002-62, Class B
$ 1,764,806	4.76%	01/16/2025	$ 1,751,374
GNMA Series 2003-16, Class B
3,500,000	4.49	08/16/2025	3,396,934
GNMA Series 2003-38, Class JC(b)
1,038,874	7.06	08/16/2042	1,114,004
GNMA Series 2004-09, Class A
2,776,431	3.36	08/16/2022	2,669,140
GNMA Series 2004-45, Class A
2,469,529	4.02	12/16/2021	2,403,696
GNMA Series 2004-60, Class C(b)
5,000,000	5.24	03/16/2028	4,940,021

TOTAL COMMERCIAL MORTGAGES			$ 20,834,037

Corporate Obligations – 21.7%
Aerospace/Defense – 0.3%
Lockheed Martin Corp.
$ 1,366,000	6.15%	09/01/2036	$ 1,425,217

Cable TV – 0.3%
Comcast Corp.
1,600,000	6.50	01/15/2015	1,673,112

Consumer Non-Durables – 0.2%
Clorox Co.
965,000	4.20	01/15/2010	933,660

Electric – 1.6%
Columbus Southern Power Co.
2,870,000	5.85	10/01/2035	2,760,002
Duke Energy Corp.
1,525,000	5.30	10/01/2015	1,506,782
Exelon Generation Co. LLC
1,470,000	5.35	01/15/2014	1,437,980
PSE&G Power LLC
1,485,000	5.00	04/01/2014	1,422,481
San Diego Gas & Electric Co.
1,585,000	5.30	11/15/2015	1,563,671

			8,690,916

Financial – 9.0%
American General Finance Corp.
2,870,000	3.88	10/01/2009	2,763,813
Bank One Corp.(b)
1,000,000	9.88	03/01/2019	1,216,528
Bear Stearns Companies, Inc.
3,000,000	4.50	10/28/2010	2,919,108
Equitable Life Assurance Society of the United States(a)
5,900,000	7.70	12/01/2015	6,658,811
General Electric Capital Corp. MTN Series A
4,325,000	5.88	02/15/2012	4,427,373
3,000,000	6.00	06/15/2012	3,090,336
John Deere Capital Corp.
3,000,000	3.63	05/25/2007	2,983,605
Merrill Lynch & Co., Inc.
1,780,000	5.77	07/25/2011	1,814,384

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Merrill Lynch & Co., Inc. MTN
$ 3,065,000	4.83%	10/27/2008	$ 3,040,517
Metropolitan Life Insurance Co.(a)
6,000,000	7.70	11/01/2015	6,783,546
Morgan Stanley
900,000	6.75	04/15/2011	946,676
1,720,000	4.75	04/01/2014	1,631,363
Reed Elsevier Capital, Inc.
1,800,000	6.75	08/01/2011	1,875,373
SLM Corp.
4,886,000	4.50	07/26/2010	4,754,356
Wells Fargo & Co.
3,480,000	3.13	04/01/2009	3,326,438

			48,232,227

Industrial – 1.9%
Receipts on Corporate Securities Trust CHR-1998-1
5,208,103	6.50	08/01/2018	5,126,205
Receipts on Corporate Securities Trust NSC-1998-1
2,905,683	6.38	05/15/2017	2,922,449
Service Master Co.
2,661,000	7.10	03/01/2018	2,375,842

			10,424,496

Multimedia – 0.5%
AOL Time Warner
2,700,000	6.75	04/15/2011	2,816,608

Oil & Gas – 1.4%
Apache Finance Property Ltd.
4,500,000	7.00	03/15/2009	4,639,639
Tosco Corp.
2,095,000	8.13	02/15/2030	2,643,643

			7,283,282

Real Estate – 2.2%
Archstone-Smith Trust
2,550,000	5.75	03/15/2016	2,565,706
EOP Operating LP
3,300,000	7.75	11/15/2007	3,359,667
ProLogis
2,030,000	5.25	11/15/2010	2,012,729
Simon Property Group LP
2,000,000	5.38	06/01/2011	1,992,706
Speiker Properties LP
1,600,000	7.35	12/01/2017	1,870,459

			11,801,267

Sovereign Agency – 0.4%
Resolution Funding Corp.
1,500,000	8.13	10/15/2019	1,897,923

Utilities – 1.0%
GTE Corp.
5,310,000	6.84	04/15/2018	5,614,162

Yankee – 2.9%
BHP Billiton Finance USA Ltd.
2,044,000	4.80	04/15/2013	1,970,349
750,000	6.75	11/01/2013	799,336

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Yankee – (continued)
$ 955,000	5.25%		12/15/2015	$ 936,420
Canadian National Railway Co.
890,000	6.20		06/01/2036	926,300
Deutsche Telekom International Finance BV
1,335,000	8.00		06/15/2010	1,437,963
France Telecom SA
1,286,000	7.75		03/01/2011	1,395,667
Swiss Bank Corp.
7,335,000	7.38		06/15/2017	8,358,328

				15,824,363

TOTAL CORPORATE OBLIGATIONS				$116,617,233

Foreign Debt Obligation – 1.0%
Sovereign – 1.0%
Egypt Agency for International Development
$ 5,700,000	4.45%		09/15/2015	$ 5,428,794

Mortgage-Backed Pass-Through Obligations – 14.1%
FHLMC
$ 146,176	6.00%		12/01/2013	$ 147,885
219,413	8.50		02/01/2019	231,530
2,895,891	4.50		12/01/2019	2,780,138
261,323	8.50		03/01/2021	277,491
1,422,938	7.00		05/01/2026	1,469,498
134,977	7.00		10/01/2030	139,376
183,881	7.50		12/01/2030	191,476
349,449	7.50		01/01/2031	363,884
766,798	7.00		08/01/2031	790,878
6,788,004	5.00		05/01/2033	6,536,113
5,469,539	5.50		06/01/2033	5,396,517
2,570,009	2.71	(b)	05/01/2034	2,546,145
5,115,130	5.28	(b)	01/01/2036	5,041,574
FNMA
308,797	5.50		01/01/2009	307,792
265,018	7.00		07/01/2009	268,708
70,799	6.50		02/01/2012	72,744
212,110	6.00		12/01/2013	212,643
116,127	6.50		07/01/2014	119,045
220,005	9.00		11/01/2021	233,985
85,877	6.50		08/01/2024	87,875
123,313	6.50		09/01/2024	126,183
129,961	9.00		02/01/2025	139,882
42,446	6.50		03/01/2026	43,514
92,911	8.00		07/01/2028	98,110
302,510	6.50		10/01/2028	310,225
272,117	6.91	(b)	12/01/2028	274,322
61,790	6.50		01/01/2029	63,366
168,230	6.00		07/01/2029	169,677
223,223	7.50		09/01/2029	232,803
230,169	7.00		03/01/2031	237,478
74,152	7.50		03/01/2031	77,210
393,536	7.00		11/01/2031	405,208
1,041,722	7.00		01/01/2032	1,072,617
2,484,022	6.00		12/01/2032	2,501,183
4,581,810	5.00		02/01/2033	4,407,484
8,561,499	5.50		03/01/2033	8,442,347
2,980,187	5.00		07/01/2033	2,866,798
10,656,350	4.50		08/01/2033	9,948,232

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 3,390,181	5.00%		02/01/2034	$ 3,259,290
1,803,125	5.09	(b)	10/01/2034	1,789,663
3,515,696	5.11	(b)	02/01/2035	3,465,266
GNMA
332,782	8.00		02/15/2022	352,586
169,220	7.50		08/20/2025	176,082
718,305	7.50		07/20/2026	747,463
1,205,153	6.50		04/15/2031	1,237,348
1,221,023	6.50		05/15/2031	1,253,642
3,469,555	5.50		04/15/2033	3,438,235
1,522,660	5.50		10/15/2033	1,508,915

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 75,860,426

U.S. Government Agency Obligations – 12.6%
FFCB
$11,135,000	4.50%		05/06/2014	$ 10,719,787
2,860,000	5.19		04/22/2021	2,825,468
FHLB
7,000,000	5.59		02/03/2009	7,070,609
2,270,000	5.58		02/17/2009	2,289,829
2,915,000	5.38		08/15/2024	2,916,568
3,025,000	7.13		02/15/2030	3,731,147
FHLMC
10,000,000	4.13		07/12/2010	9,703,600
7,380,000	4.88		08/16/2010	7,333,137
11,000,000	5.50	(a)	07/15/2011	11,131,824
FNMA
3,500,000	4.25		08/15/2010	3,407,852
1,300,000	5.08		06/24/2018	1,221,419
1,635,000	7.13		01/15/2030	2,015,953
Tennessee Valley Authority
1,981,000	6.75		11/01/2025	2,310,306
1,000,000	7.13		05/01/2030	1,236,698

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 67,914,197

U.S. Treasury Obligations – 7.3%
United States Treasury Bonds
$11,965,000	4.00%		02/15/2015	$ 11,312,070
400,000	8.00		11/15/2021	523,875
3,750,000	5.50		08/15/2028	3,993,165
7,765,000	6.25		05/15/2030	9,111,133
United States Treasury Notes
10,000,000	4.88		04/30/2011	10,017,190
4,500,000	4.25		11/15/2014	4,334,589

TOTAL U.S. TREASURY OBLIGATIONS				$ 39,292,022

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(d) – 3.4%
State Street Bank & Trust Co.
$18,637,000	4.750%	02/01/07	$ 18,637,000
Maturity Value: $18,639,459

TOTAL INVESTMENTS – 99.4%			$535,024,737
Other assets in excess of liabilities – 0.6%			3,229,492

Net Assets – 100.0%			$538,254,229

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $34,243,868, which represents approximately 6.4% of net assets as of January 31, 2007.
(b)	Variable rate security. Coupon rate disclosed is that which is in effect at January 31, 2007.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on January 31, 2007. This agreement was fully collateralized by $14,330,000 U.S. Treasury Bond, 8.13% due 05/15/21 with a market value of $19,010,020.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CMOs	— Collateralized Mortgage Obligations
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
MTN	— Medium-Term Note
PAC	— Planned Amortization Class
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$540,912,891
Gross unrealized gain	5,613,812
Gross unrealized loss	(11,501,966)
Net unrealized security loss	$(5,888,154)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – 28.9%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$1,337,000	5.01%	10/25/2034	$ 1,316,347
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
1,150,767	3.91	09/25/2034	1,155,469
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,138,787	4.75	12/25/2018	1,122,108
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
1,358,145	3.79	11/19/2033	1,304,803
FHLMC PAC Series 023, Class PK
800,130	6.00	11/25/2023	807,627
FHLMC PAC Series 159, Class H
58,937	4.50	09/15/2021	58,018
FHLMC PAC Series 1614, Class MB
367,843	6.50	12/15/2009	370,297
FHLMC PAC Series 1650, Class K
880,000	6.50	01/15/2024	903,891
FHLMC PAC Series 2103, Class TE
996,997	6.00	12/15/2028	1,004,553
FHLMC PAC Series 2109, Class PE
695,409	6.00	12/15/2028	702,303
FHLMC PAC Series 2131, Class PE
86,617	6.00	04/15/2026	86,481
FHLMC PAC Series 2389, Class CD
190,258	6.00	03/15/2016	190,990
FHLMC PAC Series 2594, Class OR
461,889	4.25	06/15/2032	447,751
FHLMC PAC Series 2626, Class KA
1,000,000	3.00	03/15/2030	929,008
FHLMC REMIC PAC Series 041, Class F
171,167	10.00	05/15/2020	170,665
FHLMC REMIC PAC Series 1351, Class TE
763,024	7.00	08/15/2022	762,346
FHLMC REMIC PAC Series 1607, Class G
143,222	6.00	08/15/2013	143,064
FHLMC REMIC PAC Series 1673, Class H
26,538	6.00	11/15/2022	26,531
FHLMC REMIC PAC Series 2022, Class PE
200,414	6.50	01/15/2028	203,830
FHLMC REMIC PAC Series 2161, Class PG
135,017	6.00	04/15/2028	134,968
FHLMC REMIC PAC Series 2345, Class PQ
122,281	6.50	08/15/2016	124,864
FHLMC REMIC PAC Series 2439, Class LG
1,045,360	6.00	09/15/2030	1,048,720
FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
543,924	0.00	04/25/2024	511,382
FHLMC Series 2515, Class KA
175,964	5.00	02/15/2016	175,226
FHLMC Series 2584, Class LX
307,680	5.50	12/15/2013	307,172
FHLMC Series 2644, Class BM
1,795,000	4.50	01/15/2026	1,758,321
FHLMC Series 2644, Class ED
1,485,814	4.00	02/15/2018	1,421,418
FHLMC Series 2782, Class MC
863,353	4.50	01/15/2011	858,314
FHLMC Series T-58, Class 1A3
1,199,687	4.39	11/25/2038	1,186,404

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
FNMA PAC Series 1992-129, Class L
$ 466,525	6.00%	07/25/2022	$ 471,791
FNMA PAC Series 2001-76, Class UC
623,608	5.50	11/25/2015	621,940
FNMA PAC Series 2002-56, Class UC
1,200,000	5.50	09/25/2017	1,200,401
FNMA PAC Series 2003-117, Class KB
556,000	6.00	12/25/2033	556,789
FNMA REMIC PAC Series 1991-94, Class E Principal-Only Stripped Security(b)
19,325	0.00	07/25/2021	18,914
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
129,195	0.00	10/25/2022	117,453
FNMA REMIC PAC Series 1998-36, Class J
309,344	6.00	07/18/2028	309,069
FNMA REMIC PAC Series 2001-71, Class MB
734,555	6.00	12/25/2016	742,481
FNMA REMIC PAC Series 2003-14, Class AP
1,009,201	4.00	03/25/2033	960,469
FNMA REMIC Series 1991-137, Class H
245,716	7.00	10/25/2021	254,586
FNMA REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
73,802	0.00	06/25/2022	61,388
FNMA REMIC Series 1993-140, Class J
949,763	6.65	06/25/2013	954,924
FNMA REMIC Series 1993-182, Class FA(a)
60,972	4.12	09/25/2023	59,323
FNMA REMIC Series 1993-183, Class K
255,148	6.50	07/25/2023	257,461
FNMA REMIC Series 2002-71, Class PC
86,538	5.50	12/25/2026	86,212
FNMA Series 2003-W6, Class 3A
759,415	6.50	09/25/2042	771,390
GNMA REMIC PAC Series 2001-6, Class PM
126,008	6.50	06/16/2030	126,358
GNMA Series 1998-12, Class EB
360,747	6.50	05/20/2028	359,073
GNMA Series 2001-53, Class F(a)
103,903	5.67	10/20/2031	104,467
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
1,294,552	3.82	04/21/2034	1,266,105
Master Asset Securitization Trust Series 2004-3, Class 5A1
305,816	6.25	01/25/2032	305,487
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
694,965	5.00	05/25/2018	679,725
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
96,488	6.25	12/25/2023	96,128
Small Business Administration Series 2006-P10B, Class 1
1,993,233	5.68	08/10/2016	2,011,340
Vendee Mortgage Trust Series 1996-2, Class 1Z
379,635	6.75	06/15/2026	389,991
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
912,460	5.75	12/25/2032	906,203

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
CMOs – (continued)
Washington Mutual, Inc. Series 2003-AR4, Class A6(a)
$1,459,544	3.42%		05/25/2033	$ 1,429,503
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
444,746	5.00		06/25/2018	431,960

TOTAL CMOs				$ 34,783,802

Commercial Mortgages – 7.7%
FNMA Series 2000-M2, Class C(a)
$1,453,296	7.18%		07/17/2022	$ 1,477,114
GNMA REMIC Series 2004-51, Class A
228,298	4.15		02/16/2018	223,162
GNMA Series 2002-28, Class A
906,281	4.78		02/16/2018	908,706
GNMA Series 2003-88, Class AC
1,994,330	2.91		06/16/2018	1,923,969
GNMA Series 2004-09, Class A
1,242,983	3.36		08/16/2022	1,194,949
GNMA Series 2004-20, Class C
1,700,000	4.43		04/16/2034	1,633,451
GNMA Series 2004-45, Class A
1,234,764	4.02		12/16/2021	1,201,848
GNMA Series 2004-60, Class C(a)
650,000	5.24		03/16/2028	642,203

TOTAL COMMERCIAL MORTGAGES				$ 9,205,402

Mortgage-Backed Pass-Through Obligations – 8.5%
FHLMC
$ 86	7.75%		09/01/2007	$ 86
320,336	5.50		08/01/2017	319,366
688,034	6.00		01/01/2019	695,568
744,698	6.00		05/01/2019	752,852
189,482	6.00		10/01/2023	191,098
1,377,902	5.70	(a)	05/01/2036	1,382,805
FNMA
2,530	8.00		12/01/2007	2,540
170,321	7.00		03/01/2009	171,705
653,388	4.50		11/01/2009	640,413
10,037	6.50		02/01/2012	10,313
336,335	6.50		09/01/2013	343,826
410,774	10.50		11/01/2015	442,932
362,504	6.00		07/01/2016	367,036
12,337	6.32	(a)	08/01/2023	12,467
5,059	9.00		07/01/2024	5,438
32,203	6.91	(a)	12/01/2028	32,464
119,253	7.00		11/01/2031	122,790
906,090	5.25	(a)	02/01/2033	896,367
847,692	6.00		07/01/2033	853,549
1,260,581	4.05	(a)	02/01/2034	1,239,882
840,786	5.09	(a)	10/01/2034	834,508
GNMA
18,688	8.00		07/15/2017	19,692
744	5.13	(a)	11/20/2024	755
1,387	5.13	(a)	12/20/2024	1,408
30,449	5.38	(a)	04/20/2026	30,641
22,099	5.75	(a)	08/20/2026	22,287
34,205	5.38	(a)	01/20/2028	34,475

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA – (continued)
$ 761,330	5.50%	10/15/2033	$ 754,457

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS			$ 10,181,720

U.S. Government Agency Obligations – 39.8%
FFCB
$2,000,000	3.00%	04/15/2008	$ 1,948,334
3,000,000	5.20	05/02/2008	2,998,860
237,000	6.89	09/13/2010	251,357
250,000	7.00	09/01/2015	282,085
500,000	6.13	12/29/2015	534,897
FHLB
425,000	2.88	02/15/2007	424,589
735,000	5.38	02/15/2007	734,984
525,000	3.50	09/12/2007	519,344
125,000	5.88	11/15/2007	125,546
115,000	6.02	01/09/2008	115,757
50,000	5.97	03/25/2008	50,396
1,000,000	6.00	06/11/2008	1,009,215
3,400,000	2.63	07/15/2008	3,281,442
2,500,000	5.50	07/16/2008	2,500,305
250,000	5.37	12/11/2008	251,249
3,000,000	5.59	02/03/2009	3,030,261
125,000	5.90	03/26/2009	126,461
35,000	5.99	04/09/2009	35,687
3,500,000	5.25	06/19/2009	3,511,070
1,250,000	4.75	12/09/2011	1,233,398
FHLMC
4,000,000	3.63	02/15/2008	3,934,172
4,600,000	3.63	09/15/2008	4,490,727
3,000,000	5.50 (c)	07/15/2011	3,035,952
FNMA
5,500,000	7.25	01/15/2010	5,821,865
2,000,000	3.88	02/15/2010	1,934,068
2,500,000	6.00	05/15/2011	2,586,167
3,000,000	6.13	03/15/2012	3,136,713

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 47,904,901

U.S. Treasury Obligations – 13.4%
United States Treasury Notes
$5,000,000	4.00%	06/15/2009	$ 4,901,760
3,000,000	3.50	11/15/2009	2,894,298
2,400,000	4.13	08/15/2010	2,346,094
3,000,000	4.50	11/15/2010	2,966,835
3,000,000	5.13	06/30/2011	3,035,391

TOTAL U.S. TREASURY OBLIGATIONS			$ 16,144,378

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(d) – 1.4%
State Street Bank & Trust Co.
$1,624,000	4.750%	02/01/07	$ 1,624,000
Maturity Value: $1,624,214

TOTAL INVESTMENTS – 99.7%			$119,844,203
Other assets in excess of liabilities – 0.3%			413,213

Net Assets – 100.0%			$120,257,416

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2007.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,035,952, which represents approximately 2.5% of net assets as of January 31, 2007.
(d)	Repurchase agreement was entered into on January 31, 2007. This agreement was fully collateralized by $1,320,000 U.S. Treasury Bond, 7.13%, due 02/15/23 with a market value of $1,656,842.

Investment Abbreviations:
CMOs	— Collateralized Mortgage Obligations
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$122,648,024
Gross unrealized gain	399,911
Gross unrealized loss	(3,203,732)
Net unrealized security loss	$(2,803,821)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.1%
Alabama – 2.5%
Alabama Drinking Water Finance Authority Revenue Bonds (Relvolving Funding Program) Series A (AMBAC) (AAA/Aaa)
$ 760,000	4.70%	08/15/2011	$ 771,256
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
650,000	5.50	07/01/2012	702,526
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)
1,005,000	5.00	06/01/2016	1,064,255
Madison AL GO Bonds (Refunding Warrants) (FSA) (AAA/Aaa)
1,160,000	5.00	04/01/2019	1,248,949

			3,786,986

Alaska(a) – 0.4%
North Slope Boro AK GO Bonds (Capital Appreciation) Series B (MBIA) (AAA/Aaa)
540,000	0.00	06/30/2007	532,051

Arizona – 0.7%
Maricopa County AZ School District No. 6 Washington Elementary GO Bonds (School Improvement Project 2001) Series B (FSA) (AAA/Aaa)
400,000	5.00	07/01/2017	435,896
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.75	07/01/2015	566,880

			1,002,776

Arkansas – 0.7%
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/Aaa)
1,000,000	5.00	01/01/2017	1,066,000

California – 2.8%
San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)
550,000	5.00	07/01/2017	586,537
Santa Rosa CA High School District GO Bonds Election 2002 (MBIA) (AAA/Aaa)
1,395,000	5.00	08/01/2018	1,479,760
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
1,810,000	5.70	02/01/2022	2,147,601

			4,213,898

Colorado – 2.1%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)
425,000	5.38	01/15/2012	429,853
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/Baa2)
645,000	5.25	06/01/2011	659,958
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (BBB+/NR)
365,000	5.50	04/01/2009	377,629
390,000	5.50	04/01/2010	408,927

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado State Department of Corrections Certificates of Participation (AMBAC) (AAA/Aaa)(a)
$ 100,000	0.00%	03/01/2010	$ 88,464
Douglas County School District No. 1 (Douglas & Elbert Counties) GO Bonds (Capital Appreciation) Series B (NR/Aa2)(a)
550,000	0.00	12/15/2013	416,042
El Paso County School District No. 11 GO Bonds (Capital Appreciation) (MBIA) (AAA/Aaa)(a)
1,000,000	0.00	12/01/2012	791,800

			3,172,673

District Of Columbia – 1.1%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.75	07/01/2011	593,578
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.50	10/01/2017	561,290
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)
500,000	5.25	10/01/2009	515,955

			1,670,823

Florida – 1.6%
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AAA/Aa1)
895,000	5.50	06/01/2009	929,475
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.50	03/01/2014	1,443,090

			2,372,565

Hawaii – 1.4%
Honolulu City & County GO Bonds (Unrefunded Balance) Series A (AA/Aa2)
2,000,000	5.75	04/01/2012	2,174,100

Illinois – 8.3%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.25	01/01/2010	532,810
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)(b)
2,000,000	6.00	07/01/2010	2,158,160
1,000,000	6.13	07/01/2010	1,083,040
Cook County IL School District No. 039 Wilmette GO Bonds (Refunding) (NR/Aa1)
1,025,000	5.75	12/01/2013	1,110,372
Cook County IL School District No. 117 GO Bonds (Capital Appreciation) (FSA) (ETM) (NR/Aaa)(a)
500,000	0.00	12/01/2008	467,270
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.80	01/01/2010	25,206
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Aaa)
670,000	5.50	05/01/2012	720,311
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AAA/Aaa)
1,750,000	5.00	07/01/2020	1,862,245

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
$1,685,000	5.00%	07/01/2021	$ 1,790,616
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series A-1 (AA/Aa2)
1,000,000	4.15	02/01/2016	1,006,720
500,000	4.25	08/01/2017	503,345
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.70	02/01/2013	255,270
Kane County IL School District No. 101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)
1,075,000	7.88	12/30/2007	1,114,818

			12,630,183

Indiana – 6.0%
Anderson IN School Building Corp. GO Bonds (First Mortgage) (FSA) (AAA/Aaa)(b)
420,000	5.00	07/15/2014	450,715
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.00	06/01/2012	885,834
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.75	08/15/2011	395,702
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/NR)
1,740,000	5.25	07/15/2016	1,906,274
Frankfort IN High School Elementary School Building Corp. Revenue Bonds (First Mortgage) (FSA) (AAA/NR)
1,635,000	4.50	07/15/2017	1,685,750
Indiana University Revenue Bonds (Student Residence Systems) Series B (AMBAC) (AAA/Aaa)
500,000	5.25	11/01/2018	542,600
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.00	01/10/2020	1,491,958
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (First Mortgage) (FSA) (AAA/Aaa)
610,000	4.25	07/15/2017	614,917
Wawasee IN Community School Corp. Revenue Bonds (New Elementary & Remodeling Building Corp.) (Refunding First Mortgage) (FSA) (AAA/NR)
1,000,000	5.00	07/15/2018	1,087,250

			9,061,000

Iowa – 2.3%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.10	06/01/2017	161,938
480,000	5.13	06/01/2018	484,781
405,000	5.13	06/01/2019	407,551
200,000	5.13	06/01/2020	200,894
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
255,000	4.30	07/01/2016	257,246
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.70	06/01/2009	2,056,220

			3,568,630

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – 2.5%
Junction City KS GO Bonds Series C (NR/NR)
$ 500,000	5.00%	08/01/2007	$ 503,310
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)(b)
100,000	6.25	10/01/2010	101,663
Kansas State Department of Transportation Highway Revenue Bonds Series B-1 (A-1+/VMIG1)(c)
500,000	3.70	09/01/2020	500,000
Kansas State Development Finance Authority Revenue Bonds (Refunding Athletic Facilities University of Kansas) Series K (A/A1)
65,000	5.00	06/01/2018	68,370
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.25	07/01/2012	791,783
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AAA/Aaa)
800,000	5.50	08/15/2011	842,040
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,000,000	5.00	04/01/2011	1,047,250

			3,854,416

Kentucky – 1.0%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
560,000	3.25	08/01/2013	530,493
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA+/Aa2)
465,000	5.38	05/15/2007	467,046
460,000	5.45	05/15/2008	469,467

			1,467,006

Louisiana – 2.7%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
2,755,000	5.25	12/01/2018	2,992,757
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
1,100,000	5.38	02/01/2018	1,170,972

			4,163,729

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.25	06/01/2013	10,277

Michigan – 10.0%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AAA/Aaa)
25,000	4.50	05/01/2030	25,016
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.00	05/01/2014	553,075
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF/FGIC) (AAA/Aaa)(b)
2,000,000	6.00	05/01/2010	2,127,740
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.40	12/01/2011	520,235

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
$1,125,000	5.55%	12/01/2013	$ 1,173,195
2,000,000	5.65	12/01/2014	2,091,240
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.50	11/15/2010	2,630,025
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(b)
1,650,000	6.13	11/15/2026	1,765,434
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA/Aa2)(b)
750,000	5.00	05/01/2011	776,445
250,000	5.13	05/01/2012	259,760
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA/Aa2)(b)
475,000	5.30	05/01/2013	496,788
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA/Aa2)(b)
875,000	5.50	05/01/2014	920,421
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA/Aa2)(b)
665,000	5.10	05/01/2012	691,487
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q-SBLF) (AAA/Aaa)
1,130,000	5.00	05/01/2021	1,196,783

			15,227,644

Minnesota – 5.1%
Chaska MN Electric Revenue Bonds Series A (NR/A3)(b)
1,000,000	6.00	10/01/2020	1,074,370
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.00	01/01/2015	962,343
875,000	5.00	01/01/2016	933,161
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
998,666	5.70	04/01/2027	1,063,969
Shakopee MN Independent School District No. 720 GO Bonds (School Building Improvements) Series A (MBIA) (NR/Aaa)
1,045,000	4.75	02/01/2014	1,102,151
1,175,000	4.75	02/01/2015	1,244,642
1,350,000	4.75	02/01/2016	1,426,208

			7,806,844

Mississippi – 0.5%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AAA/Aaa)
770,000	5.65	12/01/2009	790,936

Missouri – 11.7%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.25	06/01/2012	422,556
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(b)
600,000	5.65	03/01/2009	627,330
1,100,000	5.85	03/01/2009	1,154,439
Howard Bend MO Levee District Special Tax Revenue Bonds (ETM) (NR/NR)
600,000	5.30	03/01/2008	609,858

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
$ 865,000	5.00%	12/01/2013	$ 922,540
855,000	5.00	12/01/2014	908,181
Jefferson City MO School District GO Bonds Series A (NR/Aa2)
300,000	6.70	03/01/2011	317,856
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
290,000	4.00	02/15/2008	289,707
555,000	5.50	02/15/2014	595,021
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,000,000	5.25	12/01/2013	1,064,190
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.00	04/01/2019	1,119,348
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(b)
725,000	5.60	03/01/2010	761,410
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
200,000	5.00	06/01/2012	204,828
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
500,000	6.25	12/01/2008	522,505
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,010,000	4.75	12/01/2010	1,031,877
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
1,365,000	5.25	08/15/2012	1,464,235
North Kansas City School District No. 74 GO Bonds (Refunding & Improvement Direct Deposit Program) (AA+/Aa1)
1,000,000	4.50	03/01/2016	1,040,790
1,000,000	4.50	03/01/2017	1,039,410
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)(b)
225,000	5.50	12/01/2010	238,066
290,000	5.60	12/01/2010	307,861
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.63	07/01/2024	270,949
Springfield MO School District No. 12 GO Bonds (Refunding) Series B (FGIC) (AAA/Aaa)
620,000	9.50	03/01/2007	622,567
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.50	05/01/2018	1,063,860
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities) Series A (NR/NR)(b)
200,000	5.88	02/01/2012	218,034
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
650,000	7.20	01/01/2008	670,514
290,000	7.20	01/01/2009	308,551

			17,796,483

Nebraska – 0.3%
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
125,000	4.30	09/01/2014	124,685

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nebraska – (continued)
$ 100,000	4.35%	09/01/2015	$ 99,785
105,000	4.40	09/01/2016	104,762

			508,875

New Mexico – 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.15	09/01/2017	10,397

New York – 4.3%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.10	01/01/2021	2,098,980
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax) Series B (AAA/Aa1)(b)
375,000	6.00	11/15/2010	404,696
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(b)
125,000	6.00	11/15/2010	134,899
New York NY GO Bonds (Prerefunded) Series J (AA-/A1)(b)
90,000	5.25	08/01/2008	92,961
New York NY GO Bonds (Unrefunded Balance) Series J (AA-/A1)
2,495,000	5.25	08/01/2011	2,570,823
New York NY GO Bonds Series G (AA-/A1)
1,000,000	5.63	08/01/2013	1,084,490
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
190,000	7.38	05/15/2010	201,094

			6,587,943

North Carolina – 0.4%
Durham Water & Sewer Utility System Revenue Bonds (Wachovia Bank N.A.) (A-1+/VMIG1)(c)
300,000	3.51	02/07/2007	300,000
North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
145,000	5.00	03/01/2007	144,998
155,000	5.00	09/01/2007	155,098

			600,096

North Dakota – 0.8%
North Dakota State Building Authority Revenue Bonds (Refunding) Series B (AMBAC) (AAA/Aaa)
725,000	4.25	12/01/2016	733,483
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)(b)
400,000	6.00	10/01/2020	430,456

			1,163,939

Ohio – 3.7%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AAA/NR)
1,250,000	5.00	12/01/2016	1,343,050
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
500,000	5.50	08/01/2008	512,700
Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)
1,695,000	5.00	12/01/2022	1,789,462

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Cuyahoga County OH GO Bonds (AA+/Aa1)
$ 165,000	5.55%	12/01/2020	$ 174,572
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.00	09/01/2014	550,186
Ohio State Transportation Project Revenue Bonds (Street Transportation Board Fund) Series 2006-2 (AA-/NR) Cuyahoga County OH GO Bonds (AA+/Aa1)
640,000	4.25	11/15/2010	643,737
Olentangy Local School District GO Bonds (Capital Appreciation Refunding) Series A (FSA) (AAA/Aaa)(a)
500,000	0.00	12/01/2016	331,125
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.25	12/01/2025	296,356

			5,641,188

Oklahoma(b) – 1.8%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA/NR)
2,530,000	6.20	11/01/2014	2,738,219

Oregon – 3.5%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,280,000	4.35	07/01/2018	1,306,163
1,480,000	4.40	07/01/2019	1,510,192
995,000	4.45	07/01/2020	1,015,258
Oregon State Housing & Community Services Department Mortgage Revenue Bonds Series E (NR/Aa2)
435,000	4.60	07/01/2030	438,920
Portland OR Sewer System Revenue Bonds (Refunding) Series A (FGIC) (AAA/Aaa)
1,000,000	5.00	06/01/2010	1,004,330

			5,274,863

Pennsylvania – 0.5%
Oxford PA Area Sewer Authority Revenue Bond (FSA) (NR/Aaa)
765,000	4.50	03/01/2013	775,251

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
10,000	5.00	07/01/2020	11,030

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.70	12/01/2012	186,154
190,000	5.75	12/01/2013	197,026
205,000	5.80	12/01/2014	213,298
125,000	5.90	12/01/2015	130,583

			727,061

South Carolina – 1.1%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
445,000	5.00	09/01/2014	474,989
Florence SC Water & Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
390,000	7.50	03/01/2011	435,653

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)
$ 700,000	5.00%	04/01/2016	$ 750,785

			1,661,427

South Dakota – 1.3%
Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)
120,000	4.80	07/01/2009	122,695
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
250,000	5.15	05/01/2011	254,830
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aaa)
125,000	4.30	11/01/2010	126,717
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.00	09/01/2008	814,248
660,000	5.00	09/01/2010	684,196

			2,002,686

Tennessee – 3.2%
Memphis TN GO Bonds (Refunding & General Improvement) (A/Aa1)
1,040,000	5.00	10/01/2017	1,118,229
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)
700,000	5.50	11/01/2011	752,374
Putnam County GO Bonds (Refunding) (MBIA) (NR/Aaa)
1,000,000	4.50	04/01/2013	1,036,940
600,000	4.50	04/01/2014	623,784
1,000,000	4.50	04/01/2015	1,042,230
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA/Aa2)
220,000	4.25	01/01/2014	218,460

			4,792,017

Texas – 7.9%
Brownwood TX Independent School District GO Bonds (Refunding School Building) (FGIC) (NR/Aaa)
1,245,000	5.25	02/15/2016	1,358,083
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.00	08/15/2020	264,112
625,000	5.00	08/15/2021	659,450
Comal TX Independent School District GO Bonds (Capital Appreciation) (Refunding) (PSF-GTD) (NR/Aaa)(a)
1,700,000	0.00	02/01/2015	1,213,953
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
375,000	5.00	07/15/2012	396,367
Dallas Civic Center Revenue Bonds (Refunding & General Improvement) (MBIA) (AAA/Aaa)
1,000,000	4.88	08/15/2023	1,020,150
Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)
500,000	5.00	02/15/2014	533,520
El Campo TX Independent School District GO Bonds (PSF-GTD) (AAA/NR)
655,000	4.50	08/15/2019	667,072

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Harris County TX Revenue Bonds Toll Roads Subordinated Lien (Refunding) (AA+/Aa1)
$ 365,000	5.00%	08/01/2033	$ 369,698
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (AAA/Aaa)
1,000,000	5.38	04/15/2013	1,058,490
Lake Worth Independent School District GO Bonds (Capital Appreciation) Series B (PSF-GTD) (AAA/NR)(a)
1,000,000	0.00	02/15/2015	715,720
Lewisville Independent School District GO Bonds (Capital Appreciation Refunding) (PSF-GTD) (AAA/NR)(a)
400,000	0.00	08/15/2011	335,076
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.75	02/15/2018	442,352
North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)
1,690,000	5.00	09/01/2020	1,769,126
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)(b)
10,000	6.00	02/01/2010	10,622
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
150,000	4.60	09/01/2019	150,659
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)(b)
990,000	5.25	02/01/2013	1,030,758

			11,995,208

Utah – 3.2%
Utah State Board Regents Auxiliary Systems & Student Fee Revenue Bonds for Salt Lake Community College (FSA) (AAA/Aaa)
1,000,000	5.50	06/01/2016	1,064,650
Utah State Building Ownership Authority Revenue Bonds (State Facilities Master Lease Program) Series A (AA+/Aa1)
3,550,000	5.00	05/15/2012	3,726,400

			4,791,050

Virginia – 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
1,000,000	5.25	07/15/2017	1,112,160

Washington – 0.7%
Washington State Higher Education Facilities Authority Revenue Bonds (Prerefunded University Puget Sound) (A+/A1)(b)
375,000	4.75	04/01/2008	383,119
Washington State Higher Education Facilities Authority Revenue Bonds (Unrefunded Balance University Puget Sound) (A+/A1)
625,000	4.75	10/01/2008	633,706

			1,016,825

Wisconsin – 0.7%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)(b)
615,000	5.75	04/01/2011	661,642
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/Aaa)
205,000	4.38	05/01/2009	207,409

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
$ 230,000	4.38%	05/01/2012	$ 235,338

			1,104,389

Wyoming – 1.1%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.80	06/01/2009	791,468
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.15	12/01/2010	30,984
85,000	5.20	12/01/2011	88,363
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.25	06/01/2014	164,581
280,000	4.25	12/01/2014	279,247
385,000	4.30	12/01/2015	384,142

			1,738,785

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$150,622,429

Repurchase Agreement(d) – 0.1%
State Street Bank & Trust Co.
$ 194,000	4.750%	02/01/07	$ 194,000
Maturity Value: $194,026

TOTAL INVESTMENTS – 99.2%			$150,816,429
Other assets in excess of liabilities – 0.8%			1,207,669

Net Assets – 100.0%			$152,024,098

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.
(d)	Repurchase agreement was entered into on January 31, 2007. This agreement was fully collateralized by $160,000 U.S. Treasury Bond, 7.13%, due 02/15/23 with a market value of $200,829.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
VA	— Veterans Administration
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$147,447,473
Gross unrealized gain	3,628,625
Gross unrealized loss	(259,669)
Net unrealized security gain	$3,368,956

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.0%
Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
$ 500,000	5.50%	11/15/2010	$ 526,005
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(a)
500,000	6.13	11/15/2009	534,980

			1,060,985

Missouri – 96.3%
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)
535,000	4.65	03/01/2011	540,227
Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)
150,000	4.00	03/01/2017	149,136
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
250,000	5.25	11/01/2015	271,300
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)
1,000,000	5.00	03/01/2018	1,070,520
1,250,000	5.00	03/01/2019	1,335,475
Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)
300,000	5.50	03/01/2014	330,189
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.25	03/01/2017	552,255
1,000,000	4.00	03/01/2020	982,980
1,000,000	5.25	03/01/2021	1,086,200
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.25	06/01/2011	975,291
1,000,000	5.25	06/01/2013	1,064,560
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)(a)
810,000	5.00	08/01/2007	815,638
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (ETM) (NR/Aaa)(a)
140,000	5.00	08/01/2007	140,974
City of Grain Valley MO (NR/NR)
250,000	5.00	09/01/2020	255,913
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/Aaa)
40,000	5.00	05/15/2009	40,636
Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)
825,000	5.60	03/01/2013	866,431
Clay County MO Public School District No. 53 Direct Deposit Program Series B (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,045,470
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,045,470
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.00	03/01/2013	771,487
900,000	5.00	03/01/2015	938,295
Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.00	03/01/2021	735,637
650,000	5.00	03/01/2022	687,551

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
$ 400,000	5.00%	12/01/2012	$ 410,324
Columbia MO Water & Electricity Revenue Bonds (Prerefunded-Refunding and Improvement Series A) (AA-/A1)(a)
320,000	4.70	10/01/2008	325,491
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement Series A) (AA-/A1)
230,000	4.70	10/01/2010	233,096
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
330,000	5.00	08/01/2011	346,757
560,000	5.00	08/01/2012	593,578
485,000	5.00	08/01/2015	512,112
500,000	5.00	08/01/2016	526,685
450,000	5.00	08/01/2017	472,433
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.00	03/01/2019	1,156,367
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.00	03/01/2017	749,364
935,000	5.00	03/01/2018	999,599
945,000	5.00	03/01/2019	1,007,606
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.00	12/01/2015	418,258
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.25	03/01/2016	552,744
1,050,000	5.25	03/01/2019	1,115,625
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.00	03/01/2019	2,415,253
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(a)
850,000	5.85	03/01/2009	892,066
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.00	03/01/2018	1,326,331
Jackson County MO Public Building Corp. Leasehold RB (Capital Improvements Project Series B) (NR/Aa3)
530,000	4.50	12/01/2019	542,232
555,000	4.50	12/01/2020	567,360
Jackson County MO Public Building Corp. Leasehold RB (Refunding & Improvement for Capital Improvements Project Series A) (MBIA) (NR/Aaa)
1,000,000	5.00	12/01/2016	1,085,590
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)(a)
325,000	5.25	11/01/2008	336,885
340,000	5.35	11/01/2008	353,002
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aaa)
500,000	5.00	12/01/2020	533,140
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,070,000	5.25	03/01/2015	1,142,460

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
$ 300,000	5.00%	10/01/2008	$ 301,248
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
2,000,000	5.50	12/01/2012	2,167,280
Jefferson County MO Consolidated Public Water Supply District No. C-1 (AMBAC) (NR/Aaa)
1,000,000	5.25	12/01/2015	1,077,210
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program (MBIA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,045,470
2,000,000	5.00	03/01/2019	2,085,340
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
530,000	5.00	03/01/2011	547,331
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)
330,000	5.35	06/01/2009	341,916
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (NR/NR)(a)
300,000	5.70	06/01/2010	318,096
380,000	5.75	06/01/2010	403,511
400,000	5.80	06/01/2010	425,368
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.50	02/15/2012	634,458
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XLCA) (AAA/Aaa)
1,000,000	5.00	12/01/2015	1,078,290
Kansas City MO Metropolitan Community Colleges Building Corporation Leasehold RB (Refunding & Improvement) (FGIC) (NR/Aaa)
1,000,000	5.50	07/01/2011	1,070,000
Kansas City MO Metropolitan Community Leasehold Jr College RB (Refunding & Improvements) (FGIC) (NR/Aaa)
1,075,000	5.00	07/01/2017	1,155,926
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A1)
300,000	6.20	10/01/2007	304,875
Kansas City MO Water Revenue Bonds Series A (AA/A1)
1,640,000	5.75	12/01/2017	1,746,075
1,735,000	5.80	12/01/2018	1,848,365
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.00	12/01/2016	892,219
1,035,000	5.00	12/01/2019	1,081,772
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.45	03/01/2014	282,396
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,335,000	5.25	07/01/2011	1,415,020
1,000,000	5.25	07/01/2012	1,059,110
1,135,000	5.25	07/01/2015	1,203,032
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.00	07/01/2020	503,582
Marion County MO School District No 060 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
535,000	5.25	03/01/2016	550,087

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Marion County MO School District No. 060 Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
$1,000,000	5.00%	03/01/2024	$ 1,057,070
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,000,000	5.25	09/01/2012	1,073,210
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,410,000	5.25	12/01/2015	1,501,791
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.50	02/15/2010	503,795
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.85	07/15/2010	1,563,900
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)
400,000	5.05	06/01/2009	411,800
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project) Series A (A+/NR)
700,000	5.75	04/01/2012	726,775
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Aaa)
1,430,000	5.55	04/01/2012	1,483,053
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.00	04/01/2013	316,410
1,240,000	5.00	04/01/2021	1,294,833
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
530,000	5.20	03/01/2010	550,527
1,035,000	5.30	03/01/2010	1,078,066
680,000	5.60	03/01/2010	714,150
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.60	04/01/2011	462,057
1,500,000	6.00	04/01/2022	1,560,960
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.50	04/01/2009	437,839
450,000	5.55	04/01/2010	462,650
80,000	5.75	04/01/2019	82,842
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
170,000	5.13	01/01/2010	174,299
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.13	07/01/2011	219,143
535,000	5.20	07/01/2012	559,915
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,400,000	5.25	01/01/2011	1,451,002
1,115,000	5.00	07/01/2017	1,207,099
2,130,000	5.13	01/01/2018	2,269,834
725,000	5.00	01/01/2022	762,381

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)
$ 735,000	5.75%	01/01/2009	$ 762,585
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
270,000	6.25	12/01/2008	282,153
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.00	05/15/2011	161,922
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.15	05/15/2010	1,804,279
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
2,000,000	6.75	05/15/2012	2,277,560
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)
1,000,000	5.85	01/01/2010	1,057,260
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
280,000	5.00	05/15/2012	286,345
35,000	5.25	05/15/2018	35,699
Missouri State Health & Educational Facility Revenue Bonds (Jefferson Memorial Hospital) (NR/Baa2)
925,000	5.00	08/15/2008	931,197
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.00	02/15/2014	527,386
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (NR/A2)(a)
700,000	6.25	12/01/2010	766,493
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.25	10/01/2010	1,737,723
1,000,000	5.50	10/01/2012	1,078,870
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
1,650,000	4.75	12/01/2010	1,702,816
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.00	11/15/2010	260,093
2,000,000	5.00	11/15/2014	2,137,960
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.00	11/01/2017	525,105
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,000,000	5.50	06/15/2011	1,069,340
1,000,000	5.00	02/15/2017	1,073,050
1,545,000	5.00	02/15/2020	1,647,990
120,000	4.75	11/15/2037	121,066
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)
450,000	5.00	02/01/2015	470,489
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
560,000	4.50	12/01/2008	564,553
690,000	4.65	12/01/2009	699,798

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
$ 65,000	5.80%	09/01/2011	$ 65,410
65,000	5.90	09/01/2012	65,411
65,000	6.00	09/01/2013	65,317
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)
15,000	5.50	03/01/2007	15,002
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
45,000	4.75	03/01/2007	44,988
45,000	5.20	03/01/2008	45,000
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
40,000	4.90	09/01/2007	40,034
40,000	5.00	03/01/2008	40,090
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
55,000	5.00	03/01/2012	56,033
55,000	5.00	09/01/2012	56,033
Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (AMT) (GNMA/FNMA) (AAA/NR)
25,000	4.90	03/01/2007	25,000
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
2,000,000	5.25	08/15/2012	2,145,400
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.25	08/01/2016	321,522
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.00	06/01/2010	522,766
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.45	03/01/2014	1,056,600
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
515,000	5.00	12/01/2010	526,665
1,180,000	5.13	12/01/2012	1,206,172
Nixa MO Electric System Revenue Bonds (XLCA) (AAA/Aaa)
1,000,000	4.75	04/01/2015	1,043,290
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.00	11/15/2018	1,052,730
1,000,000	5.00	11/15/2019	1,049,110
North Kansas City MO School District No 74 Direct Deposit Program GO Bonds (Refunding & Improvements) (AA+/Aa1)
725,000	4.50	03/01/2015	753,840
North Kansas City MO School District No. 74 GO Bonds (Refunding and Improvement-State Aid Direct Deposit) (AA+/Aa1)
500,000	5.00	03/01/2025	528,885
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.00	06/01/2020	3,020,935
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
1,000,000	5.00	02/01/2022	1,043,900

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)(a)
$ 220,000	4.75%	12/01/2008	$ 223,947
250,000	5.30	12/01/2010	262,755
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.90	03/01/2016	767,313
Pike County MO Certificates of Participation (NR/NR)
720,000	5.63	12/01/2019	755,863
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aaa)
2,720,000	5.00	02/01/2022	2,879,637
Raytown MO Sewer Revenue Bonds (NR/NR)
200,000	4.70	07/01/2027	197,152
Ritenour MO Consolidated School District (Refunding Series A) (FGIC) (AAA/Aaa)
950,000	9.50	02/01/2008	979,117
Ritenour School District Direct Deposit Program GO Bonds (AA+/NR)
1,260,000	4.50	03/01/2016	1,313,348
1,740,000	4.50	03/01/2017	1,797,577
Riverside-Quindaro Bend Levee District Project Revenue Bonds Series L (Radian) (AA/NR)
350,000	5.50	03/01/2015	381,115
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (AA/NR)
450,000	5.50	03/01/2014	486,603
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.85	12/01/2008	503,500
Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)
400,000	5.35	06/01/2008	408,004
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AAA/Aaa)
1,000,000	5.00	12/01/2018	1,072,130
St Louis County MO School District No. R6 Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.00	02/01/2013	1,044,400
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aaa)
2,585,000	5.00	02/15/2017	2,801,235
St. Charles MO Certificates of Participation Series B (NR/A2)
450,000	5.00	05/01/2009	455,283
425,000	5.00	05/01/2010	431,949
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.25	06/01/2019	371,805
735,000	5.20	06/01/2024	776,131
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.40	05/15/2011	303,549
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AMT) (ETM) (AAA/NR)
500,000	5.20	07/01/2007	502,960
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,865,000	5.00	02/01/2014	1,974,643
St. Louis MO Airport Revenue Bonds (Airport Development Program) Series A (MBIA) (AAA/Aaa)(a)
525,000	5.63	07/01/2011	564,391

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Airport Revenue Bonds (Prerefunded) Airport Development Program Series A (ETM) (MBIA) (AAA/Aaa)
$ 615,000	5.00%	07/01/2011	$ 645,676
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)(a)
300,000	5.50	04/01/2008	306,312
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)(a)
3,000,000	5.13	02/15/2009	3,101,490
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (City Justice Center) Series A (AMBAC) (NR/Aaa)(a)
1,000,000	6.25	02/15/2010	1,079,850
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.25	02/15/2015	747,698
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)
400,000	5.00	08/01/2012	422,968
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(a)
900,000	5.50	02/01/2012	954,270
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,330,000	7.20	01/01/2009	1,415,080
Sullivan MO Consolidated School District No. 2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)
800,000	6.05	03/01/2020	850,272
Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)(a)
275,000	5.25	03/01/2012	293,623
Taney County MO (MBIA) (NR/Aaa)
955,000	4.50	04/01/2014	989,829
1,095,000	4.50	04/01/2017	1,127,259
Taney County MO Reorganized School District No R-V GO Bonds (Hollister School District-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
1,100,000	5.00	03/01/2018	1,155,726
1,050,000	5.00	03/01/2021	1,100,316
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.00	03/01/2017	1,056,280
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.38	11/01/2014	400,369
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.25	03/01/2013	1,076,820

			154,529,481

Puerto Rico – 1.0%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (BBB/Baa3)
1,000,000	5.25	07/01/2014	1,065,330

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
$ 555,000	5.00%	07/01/2022	$ 615,645

			1,680,975

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$157,271,441

Repurchase Agreement(b) – 0.9%
State Street Bank & Trust Co.
$1,409,000	4.750%	02/01/07	$ 1,409,000
Maturity Value: $1,409,186

TOTAL INVESTMENTS – 98.9%			$158,680,441
Other assets in excess of liabilities – 1.1%			1,782,507

Net Assets – 100.0%			$160,462,948

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on January 31, 2007. This agreement was fully collateralized by $1,145,000 U.S. Treasury Bond, 7.13% due 02/15/23 with a market value of $1,437,185.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
TCRS	— Transferable Custodial Receipts
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$155,336,937
Gross unrealized gain	3,611,050
Gross unrealized loss	(267,546)
Net unrealized security gain	$3,343,504

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.7%
Illinois – 5.4%
Lake County IL School District No. 79-Fremont Series B (FSA) (NR/Aaa)
$1,380,000	5.00%	12/01/2021	$ 1,478,353
1,000,000	5.00	12/01/2022	1,069,610
Rosemont IL GO Bonds (Refunding Series A) (FGIC) (AAA/Aaa)
1,070,000	5.00	12/01/2019	1,128,700

			3,676,663

Kansas – 87.2%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
1,000,000	4.75	08/01/2017	1,037,130
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.00	03/01/2012	421,435
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)(a)
545,000	4.60	09/01/2009	556,783
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.00	12/01/2013	461,855
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)(a)
310,000	4.90	12/01/2011	325,438
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)
500,000	5.60	10/01/2019	523,020
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.00	03/01/2012	1,530,910
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.00	08/01/2012	1,059,960
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.00	09/01/2015	534,714
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.00	04/01/2013	771,717
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aa1)
1,000,000	5.00	09/01/2021	1,056,120
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)
500,000	6.00	10/01/2016	582,465
1,770,000	5.00	10/01/2018	1,882,041
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/NR)(a)
155,000	4.50	04/01/2011	159,368
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
375,000	5.13 (a)	04/01/2011	394,504
260,000	4.50	10/01/2012	267,124
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/NR)
625,000	5.13	10/01/2016	655,300
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series B) (AMBAC) (AAA/NR)
925,000	5.00	10/01/2022	988,492
975,000	5.00	10/01/2023	1,041,124
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.50	09/01/2017	565,975

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)
$ 400,000	4.40%	10/01/2012	$ 403,864
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.00	12/01/2010	767,391
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.00	12/01/2019	289,872
Junction City KS GO Bonds Series C (NR/NR)
500,000	5.00	08/01/2007	503,310
Kansas State Department of Transportation Highway Revenue Bonds (AAA/Aa2)(a)
800,000	5.25	09/01/2009	829,936
Kansas State Department of Transportation Highway Revenue Bonds (ETM) (AAA/Aa2)
760,000	6.13	09/01/2009	804,604
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.50	09/01/2012	325,857
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.00	09/01/2010	354,076
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.25	05/01/2013	1,343,431
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.00	10/01/2010	521,140
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A/NR)
350,000	5.00	07/01/2014	355,733
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,150,000	5.00	04/01/2024	1,216,171
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.00	08/01/2010	205,696
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
400,000	5.00	02/01/2012	411,296
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.00	05/01/2012	417,332
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)(a)
450,000	5.00	08/01/2013	480,794
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (Unrefunded Balance) (AMBAC) (AAA/Aaa)
1,600,000	5.00	08/01/2017	1,696,272
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series W) (ETM) (MBIA) (AAA/Aaa)
20,000	4.00	10/01/2011	20,202
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)(a)
575,000	5.25	04/01/2008	585,482

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa1)(a)
$ 600,000	5.00%	04/01/2008	$ 609,258
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.50	04/01/2008	761,626
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
600,000	5.00	06/01/2013	632,592
630,000	5.00	06/01/2014	662,981
300,000	5.00	06/01/2016	315,558
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA/Aa1)
1,105,000	5.00	10/01/2021	1,181,775
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A1)
1,015,000	5.00	06/01/2017	1,070,246
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.50	05/01/2017	316,744
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Aa3)(a)
350,000	5.75	07/01/2009	366,275
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.25	07/01/2010	570,779
1,000,000	5.38	07/01/2014	1,068,250
700,000	5.38	07/01/2015	747,369
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)
150,000	5.00	09/01/2020	160,341
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.00	08/01/2008	804,971
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
500,000	5.40	10/01/2013	506,515
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.50	09/01/2010	526,930
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
1,000,000	6.15	12/01/2009	1,061,990
Overland Park KS GO Bonds (Refunding for Internal Improvement Series B) (AAA/Aaa)
995,000	4.00	09/01/2017	998,910
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.50	09/01/2011	645,816
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)(a)
725,000	4.85	05/01/2010	749,070
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/Aaa)
500,000	4.50	09/01/2022	505,020
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.50	09/01/2016	245,169

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
$ 70,000	5.50%		09/01/2016	$ 74,738
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/Aaa)
680,000	5.25	(a)	09/01/2012	727,314
670,000	5.25		09/01/2014	719,399
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
110,000	5.80		06/01/2013	111,198
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.15		08/01/2010	207,524
Sedgwick County KS Unified School District No. 259 GO Bonds (AA/Aa3)
500,000	5.25		09/01/2010	523,650
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.50		10/01/2009	521,895
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
300,000	4.90	(a)	09/01/2008	305,580
490,000	5.00		09/01/2008	499,330
250,000	5.25		09/01/2009	258,053
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)
1,000,000	5.00		02/01/2014	1,050,350
500,000	5.00		02/01/2018	524,715
Topeka KS GO Bonds Series A (XLCA) (NR/Aaa)
100,000	4.00		08/15/2016	100,196
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)(a)
565,000	5.50		08/01/2010	585,617
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (A/NR)
200,000	5.50		09/01/2011	214,054
1,000,000	6.00	(a)	09/01/2012	1,108,450
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,285,000	5.00		04/01/2011	1,345,716
1,000,000	5.00		04/01/2014	1,032,730
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.30		09/01/2010	461,911
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.75		11/15/2014	1,631,910
Wyandotte County Kansas City KS Unified Government GO Bonds (Refunding Series A) (FSA) (AAA/Aaa)(a)
1,000,000	5.00		09/01/2011	1,051,190
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.40		09/01/2011	610,854
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (ETM) (FSA) (NR/Aaa)
215,000	6.38		09/01/2011	238,409
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (FSA) (NR/Aaa)(a)
565,000	5.38		09/01/2011	595,414
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement Series A) (FGIC) (NR/Aaa)
1,595,000	5.00		09/01/2021	1,702,583

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance Series 2000 A) (FSA) (NR/Aaa)
$ 85,000	6.38%	09/01/2011	$ 94,217
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.00	09/01/2012	169,309
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (NR/Aaa)
625,000	5.25	09/01/2016	687,650
1,000,000	5.25	09/01/2020	1,118,760

			59,128,835

Missouri – 1.2%
Kirkwood MO School District Educational Facilities Authority (Leasehold RB for Kirkwood School District R-7 Project Series B) (MBIA) (NR/Aaa)
750,000	5.00	02/15/2019	796,297

Puerto Rico – 3.9%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.50	07/01/2016	535,140
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA) (AAA/Aaa)
425,000	5.50	07/01/2015	473,964
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/Baa3)
500,000	6.25	07/01/2013	560,300
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2021	1,080,540

			2,649,944

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$66,251,739

Repurchase Agreement(b) – 1.1%
State Street Bank & Trust Co.
$ 721,000	4.750%	02/01/07	$ 721,000
Maturity Value: $721,095

TOTAL INVESTMENTS – 98.8%			$66,972,739
Other assets in excess of liabilities – 1.2%			802,277

Net Assets – 100.0%			$67,775,016

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on January 31, 2007. This agreement was fully collateralized by $590,000 U.S. Treasury Bond, 7.13% due 02/15/23 with a market value of $740,558.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	— Arkansas Development Finance Authority
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$65,892,848
Gross unrealized gain	1,230,001
Gross unrealized loss	(150,110)
Net unrealized security gain	$1,079,891

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Futures Contracts — Certain Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by a Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, a Fund realizes a gain or loss which is reported in the Statement of Operations.

The use of futures contracts involves, to varying degrees, elements of market risk and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Investment Valuation — Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”), including Funds advised by the Adviser. Investments in the Underlying Funds (other than those that are exchange traded) are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by each Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seeks to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate Certifications of the principal executive officer and treasurer pursuant to Rule 30a-2(a) under the Act, are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ Larry E. Franklin
Larry E. Franklin
President

Date March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Larry E. Franklin
Larry E. Franklin
President

Date March 29, 2007

By	/s/ Charles Rizzo
Charles Rizzo
Treasurer

Date March 29, 2007